united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22554

Vertical Capital Income Fund

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinatti, OH 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2616

Date of fiscal year end: 9/30

Date of reporting period: 3/31/21

Item 1. Reports to Stockholders.

Vertical Capital Income Fund

VCIF
Cusip: 92535C104

Semi-Annual Report
March 31, 2021

Investor Information: 1-866-277-VCIF

This report and the financial statements contained herein are submitted for the general information of shareholders. Nothing contained herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Vertical Capital Income Fund.

Managed Distribution Plan Disclosure

In December 2020, the Board of Trustees (the “Board”), acting pursuant to a Securities and Exchange Commission exemptive order, approved a Managed Distribution Plan (the “Plan”) for Vertical Capital Income Fund (the “Fund”). Pursuant to the Plan, the Fund pays a minimum monthly distribution to shareholders at a stated annual rate as a percentage of the three-month average net asset value (“NAV”) of the Fund’s shares prior to the month of distribution. The distribution is calculated as 8% of the previous three-month average NAV, divided by 12. Payment of monthly distributions under the Fund’s Plan commenced in January 2021.

The Plan is subject to periodic review by the Board, and the Board may amend the terms of the Plan including amending the annual rate of payment or may terminate the Plan at any time without prior notice to the Fund’s shareholders. The Fund’s distribution rate may be affected by numerous factors, including changes in realized and projected market returns, Fund performance, and other factors. There can be no assurance that an unanticipated change in market conditions or other unforeseen factors will not result in a change in the Fund’s distribution rate at a future time. The Fund does not believe there are any reasonably foreseeable circumstances that would cause the termination of the Plan. The amendment or termination of the Plan could have an adverse effect on the market price of a Fund’s shares.

You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the Fund’s Managed Distribution Plan.

May 28, 2021

Dear Shareholder,

We are pleased to report to you the results of another six-month period for the Vertical Capital Income Fund (the “Fund”). As previously announced the Fund made a pivotal change in the distribution policy by implementing a Managed Distribution Plan (the “Plan”). Consistent with the Plan and our investment objective to seek income, the Fund made monthly distributions aggregating approximately $0.63 per share for the six-month period ended March 31, 2021. Included in that amount was a special distribution of approximately $0.22 per share paid in December 2020 as a result of net capital gains realized on loan sales and loan payoffs during the Fund’s last fiscal year ended September 30, 2020. In alignment with the Plan’s policy, the Fund will pay net capital gains realized on loan sales and loan payoffs included in the monthly distributions rather than only as a special December distribution going forward.

The Fund’s net asset value (“NAV)” per share was $12.05 at the September 30, 2020 and $11.70 per share at March 31, 2021. In comparison, the Fund’s traded share price was $9.93 at the beginning of the fiscal year and $10.30 at March 31, 2021, reflecting discounts to NAV of 18% and 12%. The management team is encouraged and would like to continue to see the narrowing of discount after the announcement in December of the Plan.

For the six-month period ended March 31, 2021 the Fund produced a total return, based on its traded share price, of 9.44% compared to one of its key benchmarks, the Bloomberg Barclays U.S. Mortgage Backed Securities Index, which reported a total return of -0.86%. (Please see the definition of the index that accompanies the performance table that immediately follows this letter.) The SEC Yield per share as of March 31, 2021 was 2.78%. In comparison the Fund produced a total return based on its NAV per share for the same six-month period of 2.44%. Since inception, the Fund has produced an annualized total return of 6.77% based on its NAV.

Update on Economic Outlook

Forecasters maintain expectations for stronger economic growth in 2021 given the ongoing COVID-19 vaccine rollout, labor market improvement, and passage of the fiscal stimulus bill, American Rescue Plan Act. As households continue to raise their levels of spending this will likely be a significant boost to economic growth in the coming quarters. Positive development in the job market is another indication that businesses are gearing up for these increased levels of activity. Still, supply chain bottlenecks continue more broadly across the economy, pushing prices higher and causing upward pressure on inflation. These factors have in part, led to a steeper increase in Treasury rates than in previous forecasts, and higher mortgage rates along with that.

As the Fed continues to keep short term rates low market participants have been monitoring signs of tightening in monetary policy. The FOMC’s latest projections showed that more members anticipate a first-rate hike in 2023. This reflects the current expectation of more rapid economic growth, faster movement towards full employment, and a higher rate of inflation because of the American Rescue Plan Act and the growing success of the vaccine rollout.

The forecast is for real GDP growth to average 5.7 percent in 2021, a significant rebound from the 2.4 percent contraction in 2020. Household saving rate hit 20 percent in February, due to stimulus support but also the reduced discretionary spending as dining, travel, entertainment, and other industries continue to operate below full capacity. This will likely result in more consumption spending later in the year as more of the country is vaccinated and we see more of a recovery in these sectors.

As growth picks up and inflationary pressures increase, rates have increased more sharply in recent weeks and the 10-year Treasury yield is expected to average 1.9 percent in the fourth quarter. Mortgage rates will likely follow a similar path, with the 30-year fixed mortgage rate increasing to 3.6 percent by the end of 2021. It is expected refinance activity in 2021 to slow. The 30-year fixed rate was below 3.5 percent for most of 2020, and below three percent for the second half of the year. As mortgage rates increase, there will not be many borrowers left who can refinance. The first half of 2021 will still see significant volume with the spillover of refinancing activity in late 2020, but economists still expect refinance originations to total $1.5T in 2021. This is still a significant decrease from an estimated $2.4T in refinance originations in 2020.

Demographics will likely drive purchase growth in 2021, as there is a large band of the population entering prime homeownership age. Many millennials are approaching first-time homebuyer age. The largest cohort of millennials are now 29, and historically, peak first-time homebuyer age is 32 or 33. This wave of young homebuyers will likely support the purchase market for the next few years at least. Additionally, there are still households looking to move into homes with potentially larger and more functional space to facilitate remote work and learning. The forecast is for home sales to increase this year with a still strong spring housing market.

Fund Strategy

There is almost $16 trillion of U.S. residential mortgage debt outstanding, of which approximately $11 trillion is secured by one-to-four family residences. The balance is represented by mortgage debt on multi-family, non-farm/non-residential and farm properties. The Fund invests as a secondary market participant in the one-to-four family residential whole loan market only. This market historically boasts a deep roster of institutional participants, along with a diverse universe of sellers and reasons for sale. As such, we are comfortable that we will continue to see an adequate supply of investment opportunities. The Fund generates monthly cash distributions from interest income earned on the Fund’s loan portfolio, net of the costs to operate. Costs include fees paid to third parties for loan servicing and custodial, valuation, audit and legal services, as well as fees to the advisor to manage the Fund. As noted above, the Fund made aggregated distributions for the fiscal six-month period of $0.63 per share.

The Fund also generates capital gains when it sells loans at a price that is excess of its adjusted cost basis or when loans originally purchased at a discount to their unpaid principal balance (“UPB”) pay off in full before maturity of the loan. Asset sales and loan payoffs can occur anytime throughout the year; however, the Fund has historically made a single distribution in December of each year in order to fully account for all net long-term and short-term capital gains and losses during its taxable period. Most of these distributions have been subject to lower long-term capital gain tax rates; thereby, potentially increasing the after-tax yield to our shareholders. As noted above, the capital gain distribution during the fiscal six- month period was $0.22 per share and going forward the Fund will pay net realized capital gains in the monthly distributions rather than a special December distribution.

The Fund meets its investment objective primarily by investing in mortgage notes secured by first liens on residential real estate. The Fund only invests in “whole loans” and does not invest in tranches of RMBS. Investing as a first mortgage lender in whole loans allows the Fund to deal directly with any borrower who is delinquent, in default or needs to restructure their loan for any reason. The Fund can decide on a case by case basis how best to work with the borrower to secure repayment of all amounts due the Fund, which is not always the case in RMBS. This direct interaction has been a significant benefit over the years when the Fund has had to grapple with borrowers affected by crises, such as COVID-19, hurricanes, floods or fires.

The Fund pursues investment opportunities in many types of residential mortgage whole loans. Some known as “Scratch and Dent” are “conforming” loans with typical original terms of 25 or 30 years that would have otherwise qualified for purchase by one of the Government Sponsored Enterprises (“GSEs”), like Fannie Mae or Freddie Mac, but were rejected for technical defects in the application or documentation process. Others are non-qualified loans (“Non QM”), which do not meet the criteria for purchase or origination by a GSE. In addition, there are “Fix and Flip” loans, which typically have 12-24 month terms and “Rental and Bridge” loans which typically have 24-60 month terms. Loans can be performing, re-performing (loans that were non-performing at one point and have now become performing), long-term, short-term, fixed rate or adjustable.

As always, we are appreciative of your continued support and we look forward to working on your behalf.

Regards,

Katherine L. Hawkins
Portfolio Manager

Vertical Capital Income Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2021

The Fund’s performance figures for the period ended March 31, 2021, compared to its benchmark:

	Six Months	One Year	Three Years	Five Years	Since Inception*
Vertical Capital Income Fund-NAV	2.44%	5.89%	3.50%	4.58%	6.77%
Vertical Capital Income Fund-Market Price **	9.44%	31.38%	N/A	N/A	8.89%
Bloomberg Barclays Capital Mortgage Backed Securities Index	(0.86)%	(0.09)%	3.75%	2.43%	2.46%

*	The Fund commenced operations on December 30, 2011. The performance of the Fund is based on average annual returns.

**	The calculation is made using the NAV until the initial Market Price on May 30, 2019.

The Bloomberg Barclays Capital Mortgage Backed Securities Index is an unmanaged index composed of securities backed by U.S. government agency guaranteed mortgage pools of Ginnie Mae, Freddie Mac and Fannie Mae. Investors cannot invest directly in an index or benchmark. The mortgage notes held by the Fund are not guaranteed by any U.S. government agency.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Adviser not waived its fees and reimbursed a portion of the Fund’s expenses. For performance information current to the most recent month-end, please call 1-866-277-VCIF.

PORTFOLIO COMPOSITION***

Mortgage Notes	100.0%
Other Investments	0.00%
100.0%

***   Based on Investments at Value as of March 31, 2021.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2021

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES - 104.8%
$110,866	Loan ID 200003	Fixed	7.250%	9/1/2035	$98,906
47,120	Loan ID 200012	ARM	9.800%	7/1/2037	43,630
32,845	Loan ID 200016	ARM	10.375%	1/1/2031	33,502
44,024	Loan ID 200018	Fixed	7.000%	1/1/2033	44,904
96,419	Loan ID 200023	Fixed	5.875%	12/1/2050	55,921
202,494	Loan ID 200026	Fixed	4.750%	1/1/2050	206,544
191,963	Loan ID 200029	Fixed	6.310%	7/1/2037	195,803
311,682	Loan ID 200032	Fixed	3.130%	1/1/2051	282,795
529,380	Loan ID 200035	Fixed	4.625%	11/1/2050	400,175
144,590	Loan ID 200037	Fixed	7.800%	5/1/2035	147,482
106,066	Loan ID 200041	Fixed	4.875%	8/1/2039	68,943
37,189	Loan ID 200042	Fixed	7.000%	12/1/2037	37,933
45,048	Loan ID 200043	Fixed	6.125%	7/1/2039	45,949
47,396	Loan ID 200048	Fixed	5.500%	8/1/2039	48,343
140,862	Loan ID 200052	Fixed	5.125%	5/1/2040	143,679
49,846	Loan ID 200054	Fixed	8.250%	3/1/2039	50,843
74,592	Loan ID 200055	Fixed	10.000%	1/5/2036	76,084
29,011	Loan ID 200060	Fixed	5.750%	8/1/2039	29,591
181,836	Loan ID 200075	Fixed	4.250%	2/1/2042	179,036
157,871	Loan ID 200076	Fixed	4.250%	12/1/2041	96,849
16,843	Loan ID 200078	Fixed	7.000%	8/1/2036	8,646
131,675	Loan ID 200079	Fixed	5.000%	2/1/2059	112,883
62,733	Loan ID 200082	Fixed	8.250%	4/1/2040	56,979
168,975	Loan ID 200084	Fixed	7.000%	3/1/2039	146,831
214,371	Loan ID 200087	Fixed	6.000%	3/1/2051	198,871
112,354	Loan ID 200088	Fixed	7.000%	6/1/2039	97,567
250,181	Loan ID 200089	Fixed	3.875%	3/1/2052	202,373
269,371	Loan ID 200090	Fixed	4.500%	11/1/2036	153,892
118,014	Loan ID 200093	Fixed	5.000%	2/1/2038	90,754
68,366	Loan ID 200102	Fixed	8.250%	3/1/2040	67,909
104,049	Loan ID 200110	Fixed	8.250%	8/1/2039	106,130
66,951	Loan ID 200128	Fixed	4.710%	7/1/2037	56,367
435,551	Loan ID 200129	Fixed	4.625%	3/1/2052	371,773
22,306	Loan ID 200131	Fixed	3.875%	11/1/2027	21,411
111,527	Loan ID 200135	Fixed	4.375%	12/1/2042	110,073
114,601	Loan ID 200137	Fixed	4.500%	9/1/2042	113,724
72,476	Loan ID 200141	Fixed	4.250%	2/1/2042	70,854
115,167	Loan ID 200143	Fixed	3.000%	2/1/2037	105,275
373,522	Loan ID 200145	Fixed	4.625%	8/1/2051	350,484
90,380	Loan ID 200152	ARM	3.625%	9/1/2037	89,298
139,141	Loan ID 200158	Fixed	3.625%	12/1/2042	131,216
112,357	Loan ID 200160	Fixed	3.250%	2/1/2043	102,230
198,340	Loan ID 200162	Fixed	3.875%	7/1/2042	190,519
177,832	Loan ID 200165	Fixed	4.375%	12/1/2041	175,855
91,670	Loan ID 200168	Fixed	3.750%	10/1/2042	86,909
19,827	Loan ID 200169	Fixed	6.923%	9/1/2034	20,224
81,436	Loan ID 200174	Fixed	7.340%	4/1/2037	83,064
46,319	Loan ID 200175	Fixed	9.600%	5/1/2037	47,245
11,056	Loan ID 200177	Fixed	8.000%	1/11/2022	11,277
104,429	Loan ID 200181	Fixed	7.500%	6/1/2041	89,809

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 104.8%
$66,879	Loan ID 200184	Fixed	4.375%	12/1/2042	$65,948
25,812	Loan ID 200185	Fixed	5.375%	6/1/2042	26,329
49,139	Loan ID 200186	Fixed	5.125%	8/1/2042	50,122
299,040	Loan ID 200190	Fixed	3.625%	11/1/2042	282,031
148,640	Loan ID 200194	Fixed	4.750%	9/1/2041	150,165
233,505	Loan ID 200195	Fixed	3.875%	3/1/2042	224,505
91,411	Loan ID 200196	Fixed	4.500%	1/1/2043	90,714
37,265	Loan ID 200198	Fixed	5.250%	10/1/2042	38,011
254,741	Loan ID 200199	Fixed	4.000%	9/1/2042	246,510
220,976	Loan ID 200200	Fixed	3.875%	9/1/2042	211,838
35,991	Loan ID 200201	Fixed	5.125%	8/1/2041	36,711
19,414	Loan ID 200206	Fixed	3.990%	12/1/2042	18,715
41,499	Loan ID 200208	Fixed	4.250%	1/1/2043	40,727
168,615	Loan ID 200209	Fixed	3.875%	8/1/2042	161,997
47,247	Loan ID 200214	Fixed	5.750%	7/1/2039	48,192
103,191	Loan ID 200216	Fixed	5.750%	9/1/2039	105,255
130,582	Loan ID 200217	Fixed	5.250%	7/1/2040	133,194
66,647	Loan ID 200218	Fixed	4.250%	12/1/2041	65,583
164,374	Loan ID 200224	Fixed	4.000%	7/1/2043	159,345
73,879	Loan ID 200226	Fixed	5.250%	7/1/2041	75,357
45,837	Loan ID 200228	Fixed	4.625%	8/1/2042	45,830
61,452	Loan ID 200232	Fixed	3.875%	8/1/2042	59,083
106,700	Loan ID 200243	Fixed	3.750%	4/1/2043	101,068
23,671	Loan ID 200244	Fixed	5.000%	5/1/2042	24,102
181,694	Loan ID 200245	Fixed	3.875%	3/1/2043	174,186
81,880	Loan ID 200286	Fixed	4.500%	7/1/2043	81,364
90,974	Loan ID 200287	Fixed	4.375%	7/1/2043	89,764
184,494	Loan ID 200296	Fixed	3.250%	2/1/2043	167,917
32,767	Loan ID 200313	Fixed	8.500%	3/1/2028	31,129
265,101	Loan ID 200315	ARM	3.500%	6/1/2037	259,654
59,773	Loan ID 200317	Fixed	7.000%	9/1/2032	60,969
240,423	Loan ID 200330	Fixed	7.000%	8/1/2037	130,413
89,784	Loan ID 200332	Fixed	5.775%	10/1/2037	91,580
84,620	Loan ID 200334	Fixed	7.000%	1/1/2033	86,312
253,891	Loan ID 200335	Fixed	5.000%	11/1/2052	243,943
42,165	Loan ID 200338	ARM	10.500%	8/1/2029	43,008
123,973	Loan ID 200339	Fixed	2.000%	10/1/2033	108,092
26,638	Loan ID 200340	Fixed	7.000%	3/1/2030	27,171
54,198	Loan ID 200348	Fixed	6.500%	7/1/2038	55,282
223,426	Loan ID 200349	Fixed	7.000%	1/1/2037	205,415
62,186	Loan ID 200352	Fixed	7.000%	8/1/2030	63,430
66,338	Loan ID 200358	Fixed	5.000%	4/1/2025	67,193
60,518	Loan ID 200361	Fixed	7.500%	1/1/2034	61,728
79,056	Loan ID 200366	Fixed	6.250%	3/1/2034	80,637
151,885	Loan ID 200368	Fixed	4.500%	4/1/2036	152,521
64,783	Loan ID 200374	ARM	7.000%	5/1/2034	61,544
172,827	Loan ID 200380	Fixed	4.220%	4/1/2049	157,357
273,403	Loan ID 200384	Fixed	5.000%	11/1/2047	246,600
133,635	Loan ID 200385	Fixed	8.250%	1/1/2040	136,308
116,927	Loan ID 200389	Fixed	4.820%	8/1/2047	18,598

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 104.8%
$186,769	Loan ID 200390	Fixed	4.780%	4/16/2047	$161,302
140,273	Loan ID 200391	Fixed	4.000%	1/13/2035	138,046
60,360	Loan ID 200392	Fixed	10.000%	6/5/2034	57,342
75,048	Loan ID 200395	Fixed	4.860%	4/1/2047	44,250
66,207	Loan ID 200396	Fixed	10.000%	2/1/2036	67,532
69,709	Loan ID 200397	ARM	3.125%	9/1/2037	68,756
56,929	Loan ID 200399	Fixed	4.980%	6/1/2037	58,068
40,460	Loan ID 200403	Fixed	8.300%	10/15/2032	41,269
50,556	Loan ID 200404	Fixed	8.100%	5/1/2037	51,567
83,452	Loan ID 200405	Fixed	4.870%	12/1/2035	84,764
110,720	Loan ID 200406	Fixed	4.875%	10/1/2051	112,934
216,334	Loan ID 200407	Fixed	6.500%	4/1/2042	220,661
329,646	Loan ID 200409	Fixed	6.000%	2/1/2049	303,294
95,921	Loan ID 200411	Fixed	8.275%	6/1/2037	97,840
61,521	Loan ID 200417	Fixed	7.000%	5/1/2035	62,752
144,127	Loan ID 200420	Fixed	4.225%	4/10/2038	141,077
68,784	Loan ID 200421	Fixed	7.710%	8/1/2037	70,160
117,263	Loan ID 200423	Fixed	4.500%	6/1/2043	116,497
201,675	Loan ID 200430	Fixed	3.625%	7/1/2043	189,500
263,138	Loan ID 200432	Fixed	4.875%	5/1/2043	266,020
116,687	Loan ID 200433	Fixed	4.250%	8/1/2043	114,572
189,128	Loan ID 200435	Fixed	4.625%	11/1/2052	191,898
39,800	Loan ID 200439	Fixed	5.000%	8/1/2041	37,444
129,379	Loan ID 200445	Fixed	5.250%	2/1/2039	131,967
30,948	Loan ID 200447	Fixed	5.875%	11/4/2034	31,567
73,056	Loan ID 200448	Fixed	5.750%	5/1/2042	67,255
128,801	Loan ID 200449	Fixed	5.000%	2/1/2042	120,659
320,693	Loan ID 200451	Fixed	6.250%	7/1/2038	327,107
174,796	Loan ID 200460	Fixed	7.000%	7/1/2041	178,292
359,941	Loan ID 200462	Fixed	6.000%	7/1/2045	351,806
218,531	Loan ID 200465	Fixed	6.500%	7/1/2037	217,155
101,915	Loan ID 200468	Fixed	5.625%	12/1/2044	26,561
115,450	Loan ID 200469	Fixed	6.500%	7/1/2037	109,184
231,578	Loan ID 200474	Fixed	5.750%	11/1/2050	236,210
182,193	Loan ID 200476	Fixed	6.000%	9/1/2050	185,837
67,678	Loan ID 200485	Fixed	4.125%	2/1/2043	66,021
221,407	Loan ID 200486	Fixed	3.500%	1/1/2043	206,279
102,913	Loan ID 200489	Fixed	4.000%	3/1/2043	99,539
182,093	Loan ID 200491	Fixed	5.500%	10/1/2039	185,735
109,275	Loan ID 200492	Fixed	4.000%	1/1/2043	105,802
253,048	Loan ID 200494	Fixed	4.625%	10/1/2043	253,401
286,398	Loan ID 200497	Fixed	3.250%	4/1/2043	260,154
181,212	Loan ID 200500	Fixed	5.875%	2/1/2037	184,836
331,362	Loan ID 200504	Fixed	3.375%	3/1/2043	304,704
61,379	Loan ID 200507	Fixed	4.500%	9/1/2042	61,023
301,148	Loan ID 200514	Fixed	3.000%	4/1/2047	269,069
91,168	Loan ID 200517	Fixed	8.000%	5/1/2039	91,168
181,784	Loan ID 200518	Fixed	3.000%	12/1/2050	165,618
289,422	Loan ID 200519	Fixed	3.000%	11/1/2049	267,017
101,620	Loan ID 200527	Fixed	4.500%	12/1/2043	101,050

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 104.8%
$360,628	Loan ID 200529	Fixed	4.625%	2/1/2044	$360,823
158,659	Loan ID 200531	Fixed	4.625%	11/1/2043	158,446
96,729	Loan ID 200532	Fixed	3.250%	7/1/2043	87,750
9,546	Loan ID 200537	Fixed	4.500%	3/1/2042	9,516
75,541	Loan ID 200540	Fixed	3.875%	2/1/2043	72,484
39,739	Loan ID 200545	Fixed	4.375%	2/1/2029	39,224
122,537	Loan ID 200564	Fixed	4.875%	5/1/2039	124,736
117,845	Loan ID 200567	Fixed	3.375%	5/1/2043	108,396
85,160	Loan ID 200573	Fixed	3.750%	9/1/2042	80,856
119,527	Loan ID 200574	Fixed	4.875%	1/1/2044	121,245
165,647	Loan ID 200578	Fixed	4.750%	8/1/2040	164,646
43,191	Loan ID 200579	Fixed	4.875%	5/1/2042	43,649
153,857	Loan ID 200580	Fixed	4.125%	11/1/2041	150,591
33,659	Loan ID 200583	Fixed	3.625%	9/1/2027	31,729
292,549	Loan ID 200586	Fixed	3.500%	1/1/2043	272,739
224,867	Loan ID 200588	Fixed	3.750%	5/1/2042	214,253
59,770	Loan ID 200593	Fixed	3.875%	6/1/2042	57,428
34,695	Loan ID 200597	Fixed	5.625%	2/1/2044	35,389
65,632	Loan ID 200604	Fixed	3.500%	1/1/2043	61,158
113,674	Loan ID 200612	Fixed	4.500%	2/1/2043	113,089
182,692	Loan ID 200613	Fixed	3.369%	1/1/2043	168,442
311,394	Loan ID 200616	Fixed	4.875%	2/1/2044	315,412
204,965	Loan ID 200620	Fixed	4.250%	10/1/2043	201,267
118,310	Loan ID 200621	Fixed	3.625%	1/1/2043	111,062
118,553	Loan ID 200627	Fixed	4.250%	10/1/2043	116,307
151,325	Loan ID 200630	Fixed	5.250%	9/1/2043	154,352
209,304	Loan ID 200634	Fixed	4.375%	1/1/2044	207,032
108,196	Loan ID 200645	Fixed	5.000%	4/1/2044	110,208
129,232	Loan ID 200649	Fixed	4.375%	3/1/2044	119,205
118,931	Loan ID 200650	Fixed	4.875%	5/1/2044	120,394
206,967	Loan ID 200651	Fixed	3.625%	7/1/2043	194,293
125,328	Loan ID 200655	Fixed	3.375%	5/1/2043	115,399
166,604	Loan ID 200656	Fixed	6.875%	11/1/2045	169,366
137,943	Loan ID 200657	Fixed	4.875%	8/1/2051	140,472
161,529	Loan ID 200660	Fixed	5.875%	3/1/2038	164,759
192,600	Loan ID 200662	Fixed	5.000%	3/1/2044	196,377
63,195	Loan ID 200663	Fixed	4.750%	5/1/2044	63,762
142,962	Loan ID 200669	Fixed	5.250%	4/1/2044	145,822
44,514	Loan ID 200670	Fixed	4.375%	2/1/2029	43,879
216,794	Loan ID 200671	Fixed	4.625%	8/1/2043	216,485
283,396	Loan ID 200674	Fixed	4.500%	5/1/2044	282,100
82,057	Loan ID 200677	Fixed	3.625%	5/1/2028	77,161
234,077	Loan ID 200679	Fixed	5.000%	4/1/2044	200,698
174,374	Loan ID 200682	Fixed	4.875%	5/1/2044	174,283
116,017	Loan ID 200684	Fixed	4.875%	4/1/2044	117,719
211,007	Loan ID 200685	Fixed	4.875%	5/1/2044	213,715
203,287	Loan ID 200690	Fixed	4.250%	4/1/2044	199,888
223,604	Loan ID 200692	Fixed	4.625%	7/1/2044	223,392
97,396	Loan ID 200694	Fixed	4.500%	9/1/2043	96,733
42,817	Loan ID 200696	Fixed	3.750%	10/1/2042	40,760

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 104.8%
$81,167	Loan ID 200700	Fixed	4.250%	2/1/2044	$79,667
158,743	Loan ID 200701	Fixed	4.750%	6/1/2044	149,006
87,916	Loan ID 200704	Fixed	4.375%	3/1/2043	86,615
46,346	Loan ID 200709	Fixed	4.375%	4/1/2043	45,767
104,459	Loan ID 200710	Fixed	4.500%	7/1/2044	101,949
564,935	Loan ID 200714	Fixed	4.175%	11/1/2036	513,593
188,150	Loan ID 200716	ARM	3.260%	8/1/2037	168,517
129,744	Loan ID 200720	ARM	4.500%	4/1/2042	121,729
143,540	Loan ID 200726	Fixed	4.375%	9/1/2037	121,255
134,913	Loan ID 200727	Fixed	3.500%	7/1/2037	128,083
183,357	Loan ID 200732	Fixed	4.125%	9/1/2027	180,531
207,216	Loan ID 200733	Fixed	3.750%	12/1/2042	197,032
92,363	Loan ID 200735	Fixed	4.500%	6/1/2044	91,962
132,823	Loan ID 200736	Fixed	4.750%	5/1/2044	129,503
160,863	Loan ID 200742	Fixed	4.250%	4/1/2043	157,527
173,043	Loan ID 200744	Fixed	3.625%	6/1/2043	162,530
55,050	Loan ID 200753	Fixed	5.250%	5/1/2044	56,151
48,561	Loan ID 200755	Fixed	4.250%	6/1/2043	47,739
170,268	Loan ID 200756	Fixed	4.875%	11/1/2043	172,702
112,431	Loan ID 200759	Fixed	3.750%	6/1/2043	106,901
269,490	Loan ID 200762	Fixed	3.875%	5/1/2042	259,184
163,275	Loan ID 200771	Fixed	4.500%	4/1/2043	150,863
221,406	Loan ID 200772	Fixed	3.750%	3/1/2043	210,418
184,732	Loan ID 200774	Fixed	3.875%	7/1/2043	177,221
40,547	Loan ID 200775	Fixed	4.250%	4/1/2043	39,763
74,006	Loan ID 200776	Fixed	4.250%	3/1/2044	72,597
49,387	Loan ID 200777	Fixed	4.750%	6/1/2044	48,832
154,477	Loan ID 200781	Fixed	4.625%	9/1/2044	153,909
79,096	Loan ID 200783	Fixed	4.750%	9/1/2044	79,636
102,686	Loan ID 200785	Fixed	4.500%	8/1/2044	102,111
207,844	Loan ID 200786	Fixed	4.625%	7/1/2044	208,494
39,851	Loan ID 200787	Fixed	4.750%	9/1/2044	40,047
117,816	Loan ID 200789	Fixed	3.750%	9/1/2044	111,606
186,946	Loan ID 200791	Fixed	4.875%	6/1/2044	188,844
83,103	Loan ID 200795	Fixed	6.750%	8/1/2036	84,765
68,643	Loan ID 200796	Fixed	5.880%	12/1/2053	63,242
56,202	Loan ID 200799	Fixed	4.000%	2/5/2053	53,664
61,454	Loan ID 200800	Fixed	4.000%	1/1/2053	59,934
146,492	Loan ID 200805	Fixed	4.625%	7/1/2050	129,790
54,207	Loan ID 200808	Fixed	4.250%	11/1/2050	40,269
112,616	Loan ID 200809	Fixed	5.000%	4/1/2050	88,205
222,760	Loan ID 200814	Fixed	8.250%	7/1/2039	227,215
272,718	Loan ID 200817	Fixed	5.000%	1/1/2050	240,912
191,486	Loan ID 200821	Fixed	4.250%	8/1/2044	124,466
74,240	Loan ID 200823	Fixed	4.250%	9/1/2044	72,961
203,298	Loan ID 200824	Fixed	4.250%	8/1/2044	198,905
97,099	Loan ID 200826	Fixed	4.375%	9/1/2044	95,683
181,701	Loan ID 200829	Fixed	4.375%	7/1/2043	179,409
179,775	Loan ID 200830	ARM	1.875%	7/1/2044	179,262
42,918	Loan ID 200831	Fixed	4.250%	10/1/2044	41,981

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 104.8%
$308,440	Loan ID 200832	Fixed	4.250%	10/1/2044	$296,545
145,828	Loan ID 200834	Fixed	4.125%	7/1/2043	142,207
301,292	Loan ID 200835	Fixed	5.000%	8/1/2043	307,318
271,031	Loan ID 200844	Fixed	4.500%	7/1/2043	269,307
184,966	Loan ID 200846	Fixed	4.375%	11/1/2043	183,064
97,207	Loan ID 200853	Fixed	5.000%	4/1/2037	99,151
175,192	Loan ID 200856	Fixed	6.500%	6/1/2042	150,537
249,900	Loan ID 200858	Fixed	5.000%	1/1/2053	254,898
149,309	Loan ID 200860	Fixed	3.875%	3/1/2052	140,190
398,549	Loan ID 200861	Fixed	4.000%	6/1/2054	344,949
233,814	Loan ID 200863	Fixed	3.380%	7/1/2052	219,084
246,807	Loan ID 200866	Fixed	3.400%	5/1/2053	232,917
106,445	Loan ID 200867	Fixed	4.580%	9/1/2053	107,046
173,006	Loan ID 200880	Fixed	4.250%	6/1/2043	169,798
56,983	Loan ID 200883	Fixed	3.375%	5/1/2028	52,408
76,957	Loan ID 200886	Fixed	4.250%	10/1/2044	75,448
231,720	Loan ID 200887	Fixed	4.750%	9/1/2044	233,167
188,626	Loan ID 200891	Fixed	4.250%	10/1/2044	184,825
227,882	Loan ID 200892	Fixed	3.750%	9/1/2043	215,652
178,231	Loan ID 200897	Fixed	4.750%	10/1/2044	178,738
359,965	Loan ID 200907	ARM	3.310%	8/1/2047	348,465
99,003	Loan ID 200908	Fixed	4.000%	6/1/2049	97,854
118,694	Loan ID 200909	Fixed	4.870%	4/1/2047	121,058
645,879	Loan ID 200912	Fixed	4.500%	3/1/2037	647,643
54,997	Loan ID 200913	Fixed	4.250%	5/1/2047	49,203
135,968	Loan ID 200914	Fixed	2.875%	12/1/2047	125,865
81,694	Loan ID 200916	Fixed	4.000%	10/1/2037	78,715
150,904	Loan ID 200917	Fixed	4.875%	1/1/2051	153,791
84,836	Loan ID 200921	ARM	3.625%	7/1/2051	84,079
398,823	Loan ID 200922	Fixed	3.340%	9/1/2053	379,048
487,446	Loan ID 200924	Fixed	5.500%	9/1/2051	497,195
109,973	Loan ID 200928	Fixed	4.800%	2/1/2041	111,824
179,437	Loan ID 200940	Fixed	3.250%	2/1/2043	163,141
103,378	Loan ID 200941	Fixed	3.780%	1/1/2043	96,260
248,539	Loan ID 200942	Fixed	4.000%	4/1/2043	240,509
95,775	Loan ID 200944	Fixed	4.500%	2/1/2044	94,893
263,126	Loan ID 200947	Fixed	4.000%	2/1/2043	254,694
122,029	Loan ID 200948	Fixed	4.625%	12/1/2042	113,424
254,588	Loan ID 200949	Fixed	3.875%	4/1/2043	244,213
165,678	Loan ID 200952	Fixed	3.875%	1/1/2043	158,884
293,860	Loan ID 200955	Fixed	3.250%	5/1/2043	267,194
250,599	Loan ID 200956	Fixed	5.000%	8/1/2051	255,611
380,953	Loan ID 200959	Fixed	4.000%	11/1/2042	369,151
320,942	Loan ID 200960	Fixed	3.500%	1/1/2043	298,866
322,600	Loan ID 200964	Fixed	3.750%	7/1/2043	306,127
135,222	Loan ID 200966	Fixed	4.875%	7/1/2044	136,511
335,170	Loan ID 200969	Fixed	4.875%	8/1/2043	339,812
142,283	Loan ID 200974	Fixed	4.250%	10/1/2044	139,640
327,459	Loan ID 200977	Fixed	4.875%	9/1/2044	332,338
154,621	Loan ID 200993	Fixed	2.004%	7/15/2049	131,828

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 104.8%
$51,787	Loan ID 200996	Fixed	2.500%	8/1/2048	$39,722
118,690	Loan ID 201005	Fixed	4.750%	7/1/2041	119,876
39,391	Loan ID 201006	Fixed	6.875%	3/1/2038	40,179
83,521	Loan ID 201007	Fixed	7.125%	4/1/2037	85,192
72,293	Loan ID 201010	Fixed	5.500%	4/1/2039	72,293
42,745	Loan ID 201012	Fixed	7.500%	12/1/2038	43,599
51,952	Loan ID 201013	Fixed	7.500%	12/1/2038	45,920
98,102	Loan ID 201016	Fixed	6.500%	2/1/2036	93,197
64,685	Loan ID 201022	ARM	2.500%	5/1/2037	57,680
126,845	Loan ID 201023	Fixed	6.450%	2/1/2036	119,951
99,743	Loan ID 201027	ARM	9.538%	3/1/2037	101,738
131,341	Loan ID 201032	Fixed	4.500%	11/1/2044	129,711
264,703	Loan ID 201033	Fixed	4.125%	12/1/2044	258,207
79,324	Loan ID 201036	Fixed	4.375%	12/1/2044	78,419
64,416	Loan ID 201037	Fixed	8.250%	7/1/2039	65,704
86,324	Loan ID 201041	Fixed	3.750%	11/1/2052	82,524
104,820	Loan ID 201043	Fixed	4.000%	4/1/2039	99,792
160,682	Loan ID 201044	Fixed	4.870%	3/29/2037	163,787
98,214	Loan ID 201045	Fixed	3.375%	7/1/2037	85,581
276,448	Loan ID 201046	Fixed	3.000%	10/1/2058	141,495
104,002	Loan ID 201047	Fixed	3.625%	4/1/2053	96,768
62,184	Loan ID 201053	Fixed	3.860%	7/1/2053	60,506
192,266	Loan ID 201054	Fixed	2.400%	5/17/2050	164,451
555,861	Loan ID 201056	Fixed	4.000%	7/1/2054	483,845
146,586	Loan ID 201057	Fixed	4.375%	1/1/2050	146,432
106,147	Loan ID 201058	Fixed	4.250%	8/1/2037	105,270
95,534	Loan ID 201060	ARM	2.500%	7/1/2035	79,572
77,904	Loan ID 201061	Fixed	5.000%	2/1/2050	74,721
110,116	Loan ID 201062	Fixed	3.100%	4/1/2047	101,358
107,967	Loan ID 201063	Fixed	4.000%	9/1/2047	104,550
215,638	Loan ID 201066	Fixed	4.250%	12/1/2046	214,093
404,340	Loan ID 201067	Fixed	4.750%	1/1/2044	407,293
62,887	Loan ID 201069	Fixed	4.625%	12/1/2044	63,046
76,290	Loan ID 201072	Fixed	3.500%	3/1/2028	71,183
87,804	Loan ID 201075	Fixed	4.375%	10/1/2044	86,760
214,175	Loan ID 201084	Fixed	5.000%	8/1/2038	200,472
146,222	Loan ID 201091	Fixed	4.125%	1/1/2045	141,293
235,828	Loan ID 201092	Fixed	5.250%	4/1/2046	222,923
131,974	Loan ID 201093	Fixed	4.125%	2/1/2045	97,437
131,408	Loan ID 201094	Fixed	4.550%	3/1/2044	130,375
323,587	Loan ID 201101	Fixed	4.625%	3/1/2045	317,883
139,361	Loan ID 201103	ARM	2.750%	5/1/2044	139,301
148,737	Loan ID 201104	Fixed	4.375%	4/1/2045	146,432
68,411	Loan ID 201107	Fixed	5.150%	2/1/2036	69,780
149,034	Loan ID 201111	Fixed	4.875%	4/1/2050	125,809
75,856	Loan ID 201113	Fixed	5.750%	12/1/2052	72,063
115,587	Loan ID 201114	Fixed	8.087%	5/1/2054	117,899
474,628	Loan ID 201115	Fixed	4.000%	2/1/2051	464,170
73,279	Loan ID 201121	Fixed	4.125%	10/1/2037	70,493
75,696	Loan ID 201122	Fixed	4.750%	11/1/2048	76,926

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 104.8%
$212,961	Loan ID 201124	Fixed	4.750%	4/1/2040	$215,817
70,171	Loan ID 201127	ARM	2.500%	4/1/2037	62,294
107,397	Loan ID 201130	Fixed	4.850%	12/1/2037	108,672
114,426	Loan ID 201131	Fixed	8.250%	5/1/2053	116,714
156,619	Loan ID 201132	Fixed	4.250%	7/1/2037	142,959
179,380	Loan ID 201134	Fixed	4.625%	10/1/2053	167,279
166,940	Loan ID 201139	Fixed	3.000%	11/1/2053	151,874
79,266	Loan ID 201143	Fixed	3.500%	11/1/2037	70,055
125,449	Loan ID 201146	Fixed	4.875%	8/1/2054	116,194
104,310	Loan ID 201147	Fixed	4.125%	11/1/2051	98,779
87,293	Loan ID 201148	Fixed	3.950%	10/1/2042	86,034
312,518	Loan ID 201149	Fixed	5.000%	5/1/2058	88,308
89,117	Loan ID 201155	Fixed	5.000%	11/1/2053	60,733
60,887	Loan ID 201156	Fixed	5.000%	4/1/2050	55,776
271,433	Loan ID 201157	Fixed	4.000%	3/1/2055	266,023
189,261	Loan ID 201160	Fixed	4.920%	10/1/2049	160,820
359,799	Loan ID 201163	Fixed	4.750%	12/1/2049	280,682
157,800	Loan ID 201164	Fixed	4.250%	11/1/2051	154,914
403,981	Loan ID 201168	Fixed	3.875%	4/1/2052	371,860
94,823	Loan ID 201169	Fixed	5.934%	9/1/2037	92,404
52,182	Loan ID 201170	Fixed	4.375%	7/1/2037	52,064
102,588	Loan ID 201173	Fixed	4.280%	11/1/2047	67,780
123,167	Loan ID 201176	Fixed	4.250%	7/1/2053	122,698
291,000	Loan ID 201179	Fixed	4.750%	5/1/2051	265,245
259,391	Loan ID 201181	Fixed	4.500%	4/1/2034	261,468
125,837	Loan ID 201183	Fixed	3.500%	10/1/2052	118,875
59,324	Loan ID 201184	Fixed	4.000%	6/1/2049	58,599
236,078	Loan ID 201185	Fixed	7.250%	10/1/2053	240,799
76,590	Loan ID 201187	Fixed	5.000%	11/1/2048	55,232
579,477	Loan ID 201196	Fixed	4.375%	11/1/2036	572,509
308,144	Loan ID 201199	Fixed	5.125%	11/1/2046	314,307
137,168	Loan ID 201205	Fixed	4.625%	1/1/2045	137,310
120,309	Loan ID 201206	Fixed	3.990%	4/1/2045	115,997
106,671	Loan ID 201208	Fixed	4.625%	4/1/2045	106,373
166,315	Loan ID 201209	Fixed	4.250%	4/1/2045	163,381
358,524	Loan ID 201212	Fixed	4.625%	10/1/2058	333,068
183,369	Loan ID 201213	Fixed	4.875%	8/1/2044	184,691
497,166	Loan ID 201214	ARM	2.750%	9/1/2043	470,719
116,101	Loan ID 201218	Fixed	4.125%	1/1/2045	112,199
58,187	Loan ID 201221	Fixed	3.250%	5/1/2043	49,416
44,984	Loan ID 201222	Fixed	5.125%	1/1/2045	29,240
163,946	Loan ID 201223	Fixed	3.875%	4/1/2030	167,047
239,640	Loan ID 201233	Fixed	4.500%	12/1/2044	237,179
146,815	Loan ID 201240	Fixed	4.250%	10/1/2045	115,429
275,301	Loan ID 201241	Fixed	4.375%	7/1/2045	272,461
102,519	Loan ID 201243	Fixed	4.625%	11/1/2045	102,603
371,819	Loan ID 201244	Fixed	4.500%	6/1/2045	368,288
105,558	Loan ID 201245	Fixed	4.750%	8/1/2044	106,276
93,779	Loan ID 201248	Fixed	4.875%	7/1/2044	94,938
459,741	Loan ID 201249	Fixed	4.625%	3/1/2059	414,901

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 104.8%
$194,652	Loan ID 201254	Fixed	7.250%	5/1/2060	$198,545
219,842	Loan ID 201255	ARM	6.750%	6/1/2035	224,239
3,972	Loan ID 201256	ARM	10.500%	10/1/2021	4,036
222,566	Loan ID 201257	Fixed	4.500%	5/1/2044	216,122
84,474	Loan ID 201258	Fixed	4.500%	6/1/2045	73,973
160,974	Loan ID 201260	Fixed	4.750%	9/1/2045	161,546
47,046	Loan ID 201263	Fixed	4.750%	10/1/2045	25,625
136,490	Loan ID 201266	Fixed	4.500%	2/1/2046	135,656
140,231	Loan ID 201270	Fixed	4.125%	2/1/2045	136,429
236,548	Loan ID 201271	Fixed	4.500%	6/1/2045	234,361
225,507	Loan ID 201273	Fixed	4.500%	12/1/2045	224,132
202,249	Loan ID 201274	Fixed	4.125%	10/1/2045	195,565
347,347	Loan ID 201280	Fixed	4.500%	4/1/2046	344,710
99,432	Loan ID 201284	Fixed	3.625%	2/1/2029	100,949
24,563	Loan ID 201285	Fixed	4.625%	11/1/2028	25,054
103,088	Loan ID 201286	Fixed	4.375%	12/1/2045	101,791
79,068	Loan ID 201289	Fixed	4.000%	3/1/2045	75,973
287,305	Loan ID 201291	Fixed	5.000%	8/1/2045	256,466
115,150	Loan ID 201294	Fixed	4.625%	2/1/2046	112,551
714,222	Loan ID 201296	Fixed	4.250%	2/1/2046	695,491
67,810	Loan ID 201301	Fixed	4.550%	10/1/2044	67,247
126,741	Loan ID 201302	Fixed	4.250%	5/1/2045	123,919
138,894	Loan ID 201305	Fixed	4.625%	8/1/2044	138,958
108,969	Loan ID 201306	Fixed	3.875%	9/1/2045	103,152
165,486	Loan ID 201307	Fixed	4.250%	10/1/2048	161,287
58,484	Loan ID 201308	Fixed	4.625%	11/1/2045	58,276
151,692	Loan ID 201309	Fixed	4.000%	9/1/2045	145,364
303,165	Loan ID 201313	Fixed	4.625%	1/1/2046	303,469
152,461	Loan ID 201316	Fixed	4.500%	2/1/2046	134,884
161,230	Loan ID 201319	Fixed	4.375%	10/1/2045	157,805
128,492	Loan ID 201324	Fixed	5.250%	4/1/2046	130,624
166,287	Loan ID 201326	Fixed	4.625%	3/1/2046	165,125
178,662	Loan ID 201328	Fixed	4.250%	11/1/2045	81,553
345,618	Loan ID 201333	Fixed	3.875%	11/1/2045	321,225
179,843	Loan ID 201336	Fixed	4.750%	1/1/2046	147,811
127,503	Loan ID 201345	Fixed	4.125%	5/1/2045	123,277
225,756	Loan ID 201350	Fixed	4.000%	6/1/2045	104,674
62,475	Loan ID 201352	Fixed	4.875%	3/1/2045	57,074
471,931	Loan ID 201354	Fixed	3.375%	7/1/2046	471,931
127,624	Loan ID 201355	Fixed	5.250%	12/1/2045	130,176
142,368	Loan ID 201358	Fixed	4.875%	7/1/2045	131,305
136,873	Loan ID 201361	Fixed	5.250%	7/1/2044	139,611
105,580	Loan ID 201364	Fixed	3.875%	4/1/2046	99,543
319,589	Loan ID 201365	Fixed	4.250%	10/1/2045	311,401
45,473	Loan ID 201368	Fixed	5.125%	2/1/2045	46,382
172,018	Loan ID 201370	Fixed	4.250%	7/1/2046	150,545
95,160	Loan ID 201371	Fixed	4.125%	4/1/2046	92,190
247,226	Loan ID 201372	Fixed	4.625%	8/1/2046	231,600
147,460	Loan ID 201373	Fixed	5.125%	4/1/2046	150,410
135,759	Loan ID 201375	Fixed	4.500%	6/1/2045	134,392

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 104.8%
$263,675	Loan ID 201377	Fixed	3.875%	5/1/2046	$253,710
300,241	Loan ID 201381	Fixed	4.875%	7/1/2045	278,212
74,399	Loan ID 201384	Fixed	4.375%	10/1/2045	61,229
131,665	Loan ID 201385	Fixed	4.625%	12/1/2045	131,665
59,260	Loan ID 201386	Fixed	5.250%	5/1/2046	59,260
222,222	Loan ID 201390	Fixed	5.125%	9/1/2045	226,667
375,971	Loan ID 201391	Fixed	5.125%	10/1/2045	375,509
158,591	Loan ID 201392	Fixed	3.750%	2/1/2046	142,434
413,335	Loan ID 201393	Fixed	3.750%	4/1/2056	406,973
71,368	Loan ID 201394	Fixed	6.700%	6/1/2034	72,795
81,554	Loan ID 201395	Fixed	6.300%	7/1/2044	11,456
81,294	Loan ID 201400	Fixed	4.750%	7/1/2044	81,541
85,464	Loan ID 201401	Fixed	4.750%	10/1/2044	85,814
89,036	Loan ID 201403	Fixed	4.750%	8/1/2044	73,859
127,820	Loan ID 201404	Fixed	4.750%	10/1/2044	106,317
68,064	Loan ID 201405	Fixed	5.250%	8/1/2044	69,425
51,910	Loan ID 201406	Fixed	4.250%	6/1/2046	50,518
230,203	Loan ID 201407	Fixed	4.875%	1/1/2046	232,254
155,417	Loan ID 201411	Fixed	4.750%	12/1/2045	156,538
136,001	Loan ID 201412	Fixed	5.750%	12/1/2045	130,045
318,283	Loan ID 201413	Fixed	4.500%	7/1/2045	316,374
69,473	Loan ID 201414	Fixed	4.250%	7/1/2044	67,985
52,465	Loan ID 201415	Fixed	8.000%	4/1/2034	53,515
56,670	Loan ID 201417	Fixed	6.000%	8/1/2037	57,803
39,087	Loan ID 201419	Fixed	10.000%	11/1/2033	39,869
54,287	Loan ID 201422	Fixed	4.625%	10/1/2046	53,808
616,453	Loan ID 201425	Fixed	3.875%	4/1/2046	574,276
297,630	Loan ID 201426	Fixed	4.875%	3/1/2044	300,844
508,414	Loan ID 201428	ARM	4.000%	4/1/2045	490,035
186,701	Loan ID 201431	Fixed	4.875%	5/1/2045	166,132
93,311	Loan ID 201434	Fixed	4.375%	6/1/2046	91,557
85,606	Loan ID 201436	Fixed	4.375%	5/1/2045	84,567
127,376	Loan ID 201437	Fixed	4.750%	5/1/2046	29,974
170,742	Loan ID 201439	Fixed	5.000%	12/1/2045	173,587
303,185	Loan ID 201440	Fixed	4.625%	7/1/2046	112,573
95,122	Loan ID 201441	Fixed	4.750%	10/1/2045	95,024
284,520	Loan ID 201442	Fixed	4.875%	12/1/2045	285,351
48,457	Loan ID 201444	Fixed	4.500%	11/1/2044	48,012
240,054	Loan ID 201447	Fixed	4.875%	10/1/2044	242,963
87,581	Loan ID 201449	Fixed	4.000%	8/1/2044	84,418
211,955	Loan ID 201451	Fixed	4.250%	6/1/2045	207,601
197,220	Loan ID 201456	Fixed	4.125%	7/1/2046	189,745
222,704	Loan ID 201458	Fixed	3.875%	9/1/2046	204,139
149,524	Loan ID 201460	Fixed	4.250%	7/1/2045	143,598
255,549	Loan ID 201461	Fixed	4.125%	12/1/2044	242,094
283,594	Loan ID 201464	Fixed	4.375%	6/1/2045	249,763
96,806	Loan ID 201465	Fixed	5.125%	12/1/2044	98,717
43,854	Loan ID 201467	Fixed	5.250%	3/1/2044	44,731
265,732	Loan ID 201470	Fixed	4.375%	10/1/2044	262,315
213,032	Loan ID 201471	Fixed	4.500%	1/1/2045	211,313

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 104.8%
$141,370	Loan ID 201472	Fixed	4.000%	11/1/2044	$141,370
290,612	Loan ID 201473	Fixed	4.500%	2/1/2045	288,749
91,119	Loan ID 201475	ARM	6.625%	9/1/2036	12,393
133,930	Loan ID 201476	ARM	8.500%	2/1/2037	127,234
77,545	Loan ID 201477	Fixed	6.750%	11/1/2036	79,095
101,917	Loan ID 201478	Fixed	4.625%	10/1/2045	101,954
150,810	Loan ID 201480	Fixed	4.250%	11/1/2045	147,750
141,543	Loan ID 201482	Fixed	4.625%	2/1/2051	140,667
280,977	Loan ID 201483	Fixed	4.125%	12/1/2045	266,362
72,631	Loan ID 201484	Fixed	4.500%	10/1/2046	71,887
58,755	Loan ID 201485	Fixed	5.750%	3/1/2038	59,930
159,008	Loan ID 201487	Fixed	4.625%	2/1/2052	162,188
87,432	Loan ID 201489	Fixed	4.750%	3/1/2046	87,856
74,168	Loan ID 201499	Fixed	4.750%	5/1/2045	74,807
100,922	Loan ID 201502	Fixed	5.250%	4/1/2044	102,940
141,846	Loan ID 201503	Fixed	5.000%	7/1/2046	142,670
428,104	Loan ID 201504	Fixed	4.500%	7/1/2045	424,702
87,593	Loan ID 201505	ARM	5.750%	9/1/2046	88,631
292,114	Loan ID 201506	Fixed	5.000%	2/1/2047	294,018
212,443	Loan ID 201508	Fixed	5.000%	2/1/2047	214,371
225,711	Loan ID 201509	Fixed	5.000%	12/1/2046	208,221
75,535	Loan ID 201511	Fixed	4.375%	1/1/2046	74,309
118,027	Loan ID 201513	Fixed	4.000%	1/1/2046	118,027
93,693	Loan ID 201515	Fixed	5.125%	4/1/2047	95,154
391,434	Loan ID 201518	Fixed	4.875%	1/1/2047	397,331
91,119	Loan ID 201519	Fixed	4.750%	9/1/2045	91,551
76,641	Loan ID 201523	Fixed	5.125%	7/1/2045	77,637
471,905	Loan ID 201533	Fixed	4.750%	5/1/2046	473,991
40,997	Loan ID 201534	Fixed	4.875%	5/1/2047	41,534
316,914	Loan ID 201535	Fixed	4.875%	8/1/2047	316,914
449,493	Loan ID 201536	Fixed	3.375%	4/1/2045	362,084
261,845	Loan ID 201545	Fixed	4.000%	9/1/2047	261,845
149,500	Loan ID 201549^	Interest Only	12.500%	10/1/2019	147,258
136,183	Loan ID 201550	Fixed	5.000%	2/1/2047	136,183
193,244	Loan ID 201551	Fixed	4.500%	2/1/2047	134,665
131,204	Loan ID 201552	Fixed	4.000%	8/1/2047	131,204
45,915	Loan ID 201556	Fixed	4.990%	12/1/2047	46,413
127,191	Loan ID 201558	Fixed	4.500%	8/1/2047	127,191
95,777	Loan ID 201562	Fixed	4.625%	5/1/2047	95,777
102,903	Loan ID 201579	Fixed	4.750%	12/1/2036	100,788
82,489	Loan ID 201581	Fixed	4.125%	10/1/2046	78,084
83,203	Loan ID 201583	Fixed	5.250%	8/1/2047	83,203
43,380	Loan ID 201585	Fixed	5.500%	3/1/2048	44,247
372,221	Loan ID 201586	Fixed	4.625%	5/1/2047	371,927
302,569	Loan ID 201587	Fixed	4.375%	1/1/2048	265,533
321,877	Loan ID 201588	Fixed	5.125%	2/1/2048	301,136
35,438	Loan ID 201589	Fixed	5.375%	6/1/2048	36,146
138,286	Loan ID 201590	Fixed	5.200%	5/1/2048	79,501
307,060	Loan ID 201591	Fixed	5.375%	8/1/2048	288,217
75,000	Loan ID 201593^	Interest Only	13.500%	2/1/2020	72,750

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 104.8%
$365,500	Loan ID 201594	Interest Only	11.250%	6/1/2019	$360,018
64,397	Loan ID 201598	Fixed	6.000%	1/1/2037	62,940
330,015	Loan ID 201599	Fixed	5.000%	7/1/2038	250,535
44,013	Loan ID 201600	Fixed	6.000%	1/1/2036	27,249
34,994	Loan ID 201602	Fixed	5.000%	4/20/2032	35,694
58,652	Loan ID 201604	Fixed	8.500%	1/1/2048	58,652
69,135	Loan ID 201605	Fixed	8.750%	3/1/2048	70,518
88,570	Loan ID 201606	Fixed	9.990%	5/1/2048	90,341
43,017	Loan ID 201610	Fixed	9.990%	7/1/2048	40,867
58,983	Loan ID 201611	Fixed	9.990%	7/1/2048	10,514
254,435	Loan ID 201612	Fixed	12.000%	10/1/2025	251,891
33,750	Loan ID 201614^	Interest Only	12.000%	12/1/2019	33,075
494,959	Loan ID 201615^	Fixed	10.500%	1/1/2021	492,484
166,064	Loan ID 201617	Fixed	9.750%	2/1/2022	164,404
30,347	Loan ID 201624	Fixed	11.000%	7/22/2028	30,554
40,207	Loan ID 201626	Fixed	8.950%	5/18/2035	41,011
42,954	Loan ID 201627	Fixed	10.450%	2/19/2047	40,806
49,365	Loan ID 201628	Fixed	11.000%	7/25/2040	46,897
39,874	Loan ID 201629	Fixed	11.000%	3/6/2033	39,874
46,187	Loan ID 201630^	Fixed	9.950%	1/28/2020	43,878
43,660	Loan ID 201631	Fixed	9.950%	7/25/2031	41,477
49,475	Loan ID 201632	Fixed	11.000%	10/13/2041	50,465
64,026	Loan ID 201634	Fixed	7.950%	2/28/2048	60,824
64,978	Loan ID 201635	Fixed	9.950%	3/14/2046	66,277
77,546	Loan ID 201636	Fixed	9.450%	5/13/2031	79,097
98,231	Loan ID 201637	Fixed	11.000%	5/22/2045	100,196
140,303	Loan ID 201638	Fixed	8.500%	9/19/2044	143,109
318,898	Loan ID 201639	Fixed	5.000%	9/1/2048	318,898
339,314	Loan ID 201640	Fixed	5.125%	4/1/2049	313,580
158,632	Loan ID 201641^	Fixed	10.500%	6/1/2020	150,700
420,000	Loan ID 201642	Interest Only	13.000%	4/1/2021	399,000
669,302	Loan ID 201645^	Fixed	8.000%	7/1/2020	98,899
41,157	Loan ID 201647	Fixed	6.000%	10/1/2031	38,699
33,423	Loan ID 201648	Fixed	7.150%	8/14/2030	17,916
56,233	Loan ID 201649	Fixed	4.800%	2/20/2030	57,357
37,032	Loan ID 201650	Fixed	7.000%	11/14/2031	37,772
49,853	Loan ID 201651	Fixed	7.000%	12/1/2036	42,273
247,013	Loan ID 201652	Fixed	5.000%	10/1/2036	111,721
195,628	Loan ID 201653	Fixed	4.250%	6/1/2048	195,628
438,489	Loan ID 201654	Fixed	4.875%	7/1/2049	437,276
146,972	Loan ID 201655	Fixed	7.700%	1/1/2049	149,911
124,018	Loan ID 201656	Fixed	4.625%	6/1/2049	124,202
243,493	Loan ID 201657	Fixed	5.250%	11/1/2048	229,277
262,888	Loan ID 201659	Fixed	4.875%	5/1/2049	261,355
84,256	Loan ID 201661	Fixed	5.500%	8/1/2049	87,030
129,276	Loan ID 201662	Fixed	5.375%	9/1/2048	131,862
420,270	Loan ID 201663	Fixed	4.750%	10/1/2048	420,270
19,529	Loan ID 201664	Fixed	10.000%	8/1/2033	19,529
41,409	Loan ID 201665	Fixed	9.990%	8/1/2048	42,237
18,433	Loan ID 201666	Fixed	10.000%	6/1/2033	18,802

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 104.8%
$16,977	Loan ID 201667	Fixed	10.000%	7/1/2033	$17,316
15,921	Loan ID 201668	Fixed	9.750%	11/1/2033	16,240
55,963	Loan ID 201670	Fixed	8.000%	9/15/2048	55,963
22,626	Loan ID 201671	Fixed	9.000%	9/15/2048	22,626
21,125	Loan ID 201672	Fixed	9.900%	10/15/2048	13,732
51,435	Loan ID 201673	Fixed	9.990%	6/1/2048	52,463
23,891	Loan ID 201674	Fixed	9.900%	12/1/2048	24,369
67,091	Loan ID 201675	Fixed	9.750%	2/1/2049	68,433
111,562	Loan ID 201676	Fixed	9.625%	10/1/2048	113,794
80,049	Loan ID 201677	Fixed	9.250%	11/1/2048	81,650
24,985	Loan ID 201678	Fixed	10.000%	8/1/2048	25,485
43,072	Loan ID 201679	Fixed	7.700%	3/1/2047	43,933
39,373	Loan ID 201680	Fixed	9.900%	9/15/2048	40,062
176,296	Loan ID 201682	Fixed	5.000%	7/1/2048	67,934
482,494	Loan ID 201683	Fixed	4.875%	12/1/2048	489,379
405,233	Loan ID 201684	Fixed	4.500%	8/1/2049	380,676
285,771	Loan ID 201685	Fixed	5.500%	2/1/2049	291,487
101,060	Loan ID 201686	Fixed	4.250%	7/1/2049	95,509
106,828	Loan ID 201687	Fixed	5.500%	7/1/2048	24,422
382,384	Loan ID 201688	Fixed	6.000%	11/1/2047	390,031
207,061	Loan ID 201689	Fixed	4.500%	4/1/2049	198,941
489,974	Loan ID 201690	Fixed	5.000%	9/1/2049	465,951
208,838	Loan ID 201692	Fixed	8.000%	11/1/2029	208,838
64,666	Loan ID 201694	Fixed	9.000%	9/1/2024	64,666
313,351	Loan ID 201695	Fixed	8.000%	9/1/2021	313,351
65,059	Loan ID 201696	Fixed	5.125%	10/1/2048	66,318
124,248	Loan ID 201697	Fixed	6.125%	4/1/2049	117,506
82,975	Loan ID 201698	Fixed	4.375%	12/1/2047	81,250
264,980	Loan ID 201699	Fixed	5.522%	9/1/2049	275,491
322,712	Loan ID 201700	Fixed	6.125%	6/1/2049	307,086
62,405	Loan ID 201701	Fixed	5.000%	8/1/2049	61,270
164,262	Loan ID 201703	Fixed	6.600%	12/1/2048	167,547
317,836	Loan ID 201704	Fixed	7.535%	3/1/2049	317,836
179,138	Loan ID 201707	Fixed	4.875%	8/1/2049	159,950
205,534	Loan ID 201709	Fixed	5.325%	9/1/2049	210,439
147,824	Loan ID 201710	Fixed	6.700%	11/1/2049	155,215
725,976	Loan ID 201711	Fixed	4.875%	10/1/2049	721,919
379,948	Loan ID 201712	Fixed	5.125%	10/1/2049	379,948
183,969	Loan ID 201713	Fixed	10.111%	12/1/2049	187,648
113,544	Loan ID 201715	Fixed	10.130%	12/1/2049	115,815
236,900	Loan ID 201716	Fixed	10.150%	12/1/2049	236,315
436,262	Loan ID 201717	Fixed	6.500%	12/1/2048	425,291
42,959	Loan ID 201718	Fixed	6.125%	11/1/2048	43,818
117,189	Loan ID 201719	Fixed	4.750%	9/1/2049	117,189
137,634	Loan ID 201720	Fixed	4.375%	4/1/2049	133,430
362,170	Loan ID 201723	Fixed	5.000%	1/1/2049	362,006
249,033	Loan ID 201724	Fixed	5.375%	1/1/2049	133,697
76,451	Loan ID 201725	Interest Only	7.750%	12/1/2022	76,451
55,046	Loan ID 201726	Interest Only	8.000%	12/1/2022	55,046

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 104.8%
$63,050	Loan ID 201727^	Interest Only	8.750%	1/1/2021	$62,735
74,207	Loan ID 201728	Fixed	8.500%	1/1/2022	73,836
214,358	Loan ID 201729	Fixed	7.500%	1/1/2030	214,358
65,000	Loan ID 201730^	Interest Only	10.000%	12/1/2020	65,000
317,300	Loan ID 201731	Fixed	4.750%	10/1/2049	317,300
128,781	Loan ID 201732	Fixed	5.125%	5/1/2047	120,438
78,610	Loan ID 201733	Fixed	5.250%	4/1/2044	80,182
543,270	Loan ID 201736	Fixed	7.250%	5/1/2047	551,441
126,269	Loan ID 201739	ARM	7.125%	4/1/2048	112,502
111,990	Loan ID 201740	Fixed	5.749%	4/1/2048	114,230
228,156	Loan ID 201741	ARM	8.000%	7/1/2048	231,963
641,924	Loan ID 201742	ARM	8.750%	9/1/2048	654,762
141,368	Loan ID 201743	Fixed	5.499%	9/1/2048	144,195
296,879	Loan ID 201744	Fixed	5.625%	5/1/2049	296,879
186,646	Loan ID 201745	Fixed	5.500%	6/1/2049	188,929
370,265	Loan ID 201746	Fixed	4.875%	7/1/2049	296,094
448,235	Loan ID 201747	Fixed	7.490%	4/1/2030	448,235
258,546	Loan ID 201748	Fixed	7.125%	4/1/2050	256,124
958,321	Loan ID 201749	Fixed	4.000%	4/1/2050	902,130
546,440	Loan ID 201750	Fixed	6.125%	4/1/2050	557,369
300,601	Loan ID 201751	ARM	5.125%	3/1/2050	308,226
1,108,485	Loan ID 201753	Fixed	4.875%	4/1/2050	1,110,628
838,760	Loan ID 201754	Fixed	4.875%	4/1/2050	783,049
606,101	Loan ID 201755	Fixed	5.750%	3/1/2050	618,223
251,238	Loan ID 201756	Fixed	5.000%	3/1/2050	234,418
275,518	Loan ID 201757	ARM	5.125%	4/1/2050	278,542
418,671	Loan ID 201758	Fixed	5.875%	3/1/2050	427,044
260,678	Loan ID 201759	ARM	5.750%	3/1/2050	267,097
931,088	Loan ID 201760	Fixed	5.375%	3/1/2050	889,074
257,957	Loan ID 201761	Fixed	6.875%	2/1/2050	263,116
425,944	Loan ID 201762	Fixed	5.990%	3/1/2050	434,463
145,938	Loan ID 201763	Fixed	7.375%	4/1/2050	148,508
218,084	Loan ID 201767	Fixed	5.250%	7/1/2049	218,084
189,503	Loan ID 201768	Fixed	6.750%	4/1/2050	193,294
215,498	Loan ID 201770	Fixed	9.375%	4/1/2050	212,022
356,418	Loan ID 201772	Fixed	8.125%	3/1/2050	374,239
759,322	Loan ID 201773	ARM	5.500%	6/1/2049	720,859
293,437	Loan ID 201774	Fixed	6.125%	3/1/2050	285,240
165,063	Loan ID 201775	Fixed	7.375%	4/1/2050	173,316
714,729	Loan ID 201776	Fixed	6.625%	1/1/2050	729,024
125,806	Loan ID 201777	Fixed	5.875%	4/1/2049	130,392
250,000	Loan ID 201779	Interest Only	10.500%	7/1/2022	250,000
445,522	Loan ID 201780	Fixed	6.125%	4/1/2050	453,770
378,357	Loan ID 201781	Fixed	6.250%	4/1/2050	393,070
124,600	Loan ID 201783	Interest Only	7.500%	9/1/2025	122,934
320,972	Loan ID 201784	Fixed	6.750%	4/1/2050	337,020
273,000	Loan ID 201785	Interest Only	8.000%	8/31/2023	286,650
166,600	Loan ID 201786	Interest Only	7.000%	10/1/2023	160,036
935,000	Loan ID 201787	ARM	6.346%	3/1/2060	912,880
385,000	Loan ID 201791	Interest Only	10.750%	11/1/2021	385,000

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 104.8%
$157,500	Loan ID 201792	Interest Only	10.250%	10/1/2021	$155,925
247,500	Loan ID 201793	Interest Only	10.990%	11/1/2021	247,500
165,750	Loan ID 201794	Interest Only	10.990%	11/1/2022	165,750
253,485	Loan ID 201795	Interest Only	7.500%	10/31/2025	266,159
97,996	Loan ID 201796	Fixed	9.750%	12/1/2022	97,996
247,000	Loan ID 201797	Interest Only	9.750%	12/1/2021	247,000
468,000	Loan ID 201799	Interest Only	7.500%	11/20/2025	468,000
752,300	Loan ID 201800	Interest Only	7.500%	12/31/2023	585,920
64,972	Loan ID 201801	Fixed	7.125%	5/1/2032	65,059
37,665	Loan ID 201802	Fixed	4.250%	10/1/2029	37,711
29,189	Loan ID 201803	Fixed	7.050%	9/1/2034	29,772
176,066	Loan ID 201804	Fixed	4.000%	3/1/2058	176,543
109,965	Loan ID 201805	Fixed	4.375%	8/1/2059	110,570
29,622	Loan ID 201806	Daily Simple Interest	9.000%	6/1/2026	30,214
73,143	Loan ID 201807	Fixed	5.000%	8/1/2043	58,443
120,091	Loan ID 201808	Fixed	3.875%	6/1/2060	119,427
165,520	Loan ID 201809	Fixed	3.750%	11/1/2059	142,629
76,987	Loan ID 201810	Fixed	3.750%	2/1/2042	58,357
62,992	Loan ID 201811	Daily Simple Interest	11.830%	5/1/2035	64,251
34,422	Loan ID 201812	Fixed	9.240%	2/1/2027	35,110
75,885	Loan ID 201813	Daily Simple Interest	6.000%	1/1/2039	68,474
50,511	Loan ID 201814	Daily Simple Interest	7.740%	3/1/2033	47,986
68,630	Loan ID 201815	Fixed	8.000%	9/1/2033	70,002
51,896	Loan ID 201816	Fixed	4.625%	4/1/2029	51,928
101,273	Loan ID 201817	Fixed	4.125%	10/1/2034	101,382
57,614	Loan ID 201818	Fixed	10.390%	12/1/2041	58,767
57,866	Loan ID 201819	Fixed	3.875%	11/1/2029	54,972
95,275	Loan ID 201820	Fixed	3.750%	1/1/2060	94,216
71,243	Loan ID 201821	Fixed	6.450%	5/1/2030	72,668
48,863	Loan ID 201822	Daily Simple Interest	8.920%	1/1/2036	44,575
73,453	Loan ID 201823	Fixed	9.625%	3/1/2040	70,189
283,271	Loan ID 201824	Daily Simple Interest	8.500%	10/1/2037	161,363
128,558	Loan ID 201825	Fixed	3.875%	3/1/2040	111,545
65,127	Loan ID 201826	Fixed	8.498%	11/1/2030	66,429
34,328	Loan ID 201827	Fixed	10.780%	3/1/2026	35,015
30,870	Loan ID 201828	Fixed	8.249%	10/1/2030	31,487
112,098	Loan ID 201829	Daily Simple Interest	10.460%	8/1/2037	114,340
34,837	Loan ID 201830	Daily Simple Interest	10.555%	10/1/2026	35,534
63,297	Loan ID 201831	Daily Simple Interest	11.110%	2/1/2038	64,563
54,307	Loan ID 201832	Fixed	6.250%	6/1/2034	54,462
40,914	Loan ID 201833	Daily Simple Interest	12.679%	6/1/2023	38,869
61,568	Loan ID 201834	Daily Simple Interest	9.150%	4/1/2038	62,799
39,173	Loan ID 201835	Daily Simple Interest	7.500%	1/1/2027	39,956
30,513	Loan ID 201836	Daily Simple Interest	8.836%	7/1/2027	31,123
48,035	Loan ID 201837	Daily Simple Interest	6.996%	9/1/2031	48,996
48,457	Loan ID 201838	Daily Simple Interest	9.070%	7/1/2027	49,426
44,111	Loan ID 201839	Daily Simple Interest	11.110%	8/1/2039	44,993
67,533	Loan ID 201840	Daily Simple Interest	10.870%	10/1/2041	65,959
46,965	Loan ID 201841	Fixed	10.060%	5/1/2025	47,904
76,836	Loan ID 201842	Daily Simple Interest	11.030%	3/1/2028	78,373

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 104.8%
$36,659	Loan ID 201843	Fixed	9.180%	8/1/2031	$37,392
50,936	Loan ID 201844	Daily Simple Interest	11.490%	11/1/2028	51,955
25,497	Loan ID 201845	Daily Simple Interest	7.000%	2/1/2024	26,007
43,628	Loan ID 201846	Fixed	8.496%	5/1/2034	44,500
132,857	Loan ID 201847	Fixed	2.375%	6/1/2033	120,469
56,325	Loan ID 201848	Daily Simple Interest	4.290%	11/1/2032	57,451
53,937	Loan ID 201849	Daily Simple Interest	4.480%	6/1/2035	55,016
95,025	Loan ID 201850	Fixed	4.625%	10/1/2042	89,294
124,298	Loan ID 201851	Daily Simple Interest	4.500%	8/30/2023	118,083
98,558	Loan ID 201853	Daily Simple Interest	4.910%	2/1/2034	100,529
90,017	Loan ID 201854	Daily Simple Interest	6.190%	2/1/2036	91,817
87,925	Loan ID 201855	Daily Simple Interest	4.390%	7/1/2036	89,683
47,221	Loan ID 201856	Fixed	7.900%	6/1/2037	42,350
53,063	Loan ID 201857	Fixed	3.250%	4/1/2035	46,917
372,912	Loan ID 201858	Fixed	4.625%	2/1/2059	380,370
592,500	Loan ID 201859	Interest Only	7.500%	12/31/2025	604,350
126,393	Loan ID 201861	Fixed	5.000%	5/1/2040	126,393
23,820	Loan ID 201862	Daily Simple Interest	10.000%	5/1/2027	24,297
7,356	Loan ID 201863	Fixed	7.000%	6/1/2022	7,503
22,254	Loan ID 201864	Daily Simple Interest	7.056%	11/1/2025	22,699
30,095	Loan ID 201865	Daily Simple Interest	6.499%	1/1/2032	28,590
53,540	Loan ID 201866	Fixed	4.875%	5/1/2032	54,204
36,286	Loan ID 201867	Daily Simple Interest	4.230%	12/1/2032	35,557
55,670	Loan ID 201868	Daily Simple Interest	7.536%	9/1/2034	56,783
20,252	Loan ID 201869	Daily Simple Interest	8.390%	8/1/2038	20,657
19,355	Loan ID 201870	Daily Simple Interest	9.480%	2/1/2023	19,743
11,318	Loan ID 201871	Fixed	9.970%	5/1/2026	11,544
35,251	Loan ID 201872	Daily Simple Interest	8.100%	9/1/2038	35,956
18,506	Loan ID 201873	Fixed	6.648%	2/1/2027	18,876
26,724	Loan ID 201874	Daily Simple Interest	10.540%	5/1/2027	27,259
10,029	Loan ID 201875	Fixed	10.980%	6/1/2030	10,230
17,458	Loan ID 201876	Fixed	8.310%	2/1/2027	17,807
8,880	Loan ID 201877	Daily Simple Interest	9.830%	11/1/2028	9,058
29,366	Loan ID 201878	Daily Simple Interest	9.050%	11/1/2034	29,954
14,392	Loan ID 201879	Fixed	9.310%	10/1/2026	14,680
23,329	Loan ID 201880	Fixed	10.460%	8/1/2023	23,329
23,755	Loan ID 201881	Daily Simple Interest	4.590%	5/1/2026	23,618
12,184	Loan ID 201882	Fixed	8.310%	4/1/2027	12,428
30,538	Loan ID 201883	Fixed	4.625%	2/1/2031	30,854
12,287	Loan ID 201884	Daily Simple Interest	11.389%	2/1/2022	12,533
22,154	Loan ID 201885	Fixed	5.000%	5/1/2034	22,597
8,301	Loan ID 201886	Fixed	10.608%	12/1/2023	8,467
42,478	Loan ID 201887	Fixed	6.250%	1/1/2042	43,327
11,061	Loan ID 201888	Fixed	10.750%	7/1/2026	10,946
20,652	Loan ID 201889	Daily Simple Interest	9.499%	2/1/2039	21,065
10,693	Loan ID 201890	Fixed	4.500%	11/1/2025	10,791
19,139	Loan ID 201891	Fixed	10.290%	7/1/2026	19,522
16,903	Loan ID 201892	Daily Simple Interest	9.960%	6/1/2023	16,058
34,545	Loan ID 201893	Daily Simple Interest	5.040%	6/1/2026	35,236
19,778	Loan ID 201894	Fixed	9.350%	8/1/2026	19,778

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 104.8%
$14,825	Loan ID 201895	Fixed	9.690%	5/1/2026	$15,121
10,041	Loan ID 201896	Fixed	9.680%	9/1/2025	10,241
20,184	Loan ID 201897	Fixed	8.280%	3/1/2027	20,588
15,850	Loan ID 201898	Fixed	10.312%	10/1/2026	16,167
19,079	Loan ID 201899	Daily Simple Interest	10.500%	10/1/2024	19,461
16,017	Loan ID 201900	Daily Simple Interest	12.132%	7/1/2023	16,338
21,168	Loan ID 201901	Daily Simple Interest	8.736%	9/1/2028	21,592
17,677	Loan ID 201902	Fixed	10.548%	10/1/2026	18,030
23,539	Loan ID 201903	Fixed	4.999%	7/1/2037	24,010
17,647	Loan ID 201904	Daily Simple Interest	10.190%	8/1/2029	18,000
13,767	Loan ID 201905	Daily Simple Interest	10.890%	1/1/2024	14,042
21,835	Loan ID 201906	Daily Simple Interest	10.210%	3/1/2029	22,272
73,310	Loan ID 201907	Fixed	9.854%	9/1/2030	74,776
27,582	Loan ID 201908	Daily Simple Interest	11.616%	9/1/2027	28,134
54,660	Loan ID 201909	Daily Simple Interest	9.240%	1/1/2035	55,753
12,279	Loan ID 201910	Daily Simple Interest	6.000%	7/1/2026	12,525
16,936	Loan ID 201911	Daily Simple Interest	7.999%	7/1/2031	17,275
39,094	Loan ID 201912	Fixed	7.750%	1/1/2034	37,140
9,700	Loan ID 201913	Fixed	9.310%	11/1/2026	9,895
26,653	Loan ID 201914	Daily Simple Interest	9.326%	8/1/2026	27,186
8,485	Loan ID 201915	Fixed	3.750%	4/1/2021	8,188
96,340	Loan ID 201916	Fixed	3.750%	7/1/2024	95,598
143,487	Loan ID 201917	Fixed	4.000%	8/1/2033	140,676
84,401	Loan ID 201918	Fixed	10.500%	2/1/2031	84,401
211,250	Loan ID 201919	Interest Only	11.000%	2/1/2022	211,250
75,000	Loan ID 201920	Interest Only	9.500%	2/1/2022	74,625
122,500	Loan ID 201921	Interest Only	10.000%	2/1/2022	122,500
115,200	Loan ID 201922	Interest Only	9.150%	2/1/2022	115,200
101,250	Loan ID 201923	Interest Only	10.990%	3/1/2026	101,250
221,300	Loan ID 201924	Interest Only	7.500%	2/28/2026	231,958
345,000	Loan ID 201925	Interest Only	7.000%	2/29/2024	326,442
256,000	Loan ID 201926	Interest Only	11.990%	3/1/2022	256,000
303,750	Loan ID 201927	Fixed	8.990%	4/1/2051	303,750
1,610,000	Loan ID 201928	Fixed	7.875%	4/1/2050	1,614,025
393,750	Loan ID 201929	Interest Only	8.490%	4/1/2023	393,750
134,040,637	TOTAL MORTGAGE NOTES (Cost - $114,911,345)				127,282,767

	OTHER INVESTMENTS* (Cost - $75,207) - 0.0% **				29,492

	TOTAL INVESTMENTS (Cost - $114,986,552) - 104.8%				$127,312,259
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.8)%				(5,870,036)
	NET ASSETS - 100.0%				$121,442,223

*	Illiquid Securities, non-income producing defaulted securities.

^	Loan is in loss mitigation, which means the Fund is restructuring the loan with the delinquent borrower.

**	Amount less than 0.1%

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2021

Assets:
Investments in Securities at Market Value (identified cost $114,986,552)	$127,312,259
Cash	2,937,820
Receivable for Investment Securities Sold and Principal Paydowns	5,195,315
Interest Receivable	1,444,595
Prepaid Expenses and Other Assets	566,486
Total Assets	137,456,475

Liabilities:
Line of Credit	15,750,000
Payable for Securities Purchased	11,379
Accrued Advisory Fees	120,306
Related Party Payable	14,525
Accrued Expenses and Other Liabilities	118,042
Total Liabilities	16,014,252

Net Assets	$121,442,223

Net Assets consisted of:
Paid-in-Capital	$108,668,945
Accumulated Earnings	12,773,278
Net Assets	$121,442,223

Net Asset Value Per Share
Net Assets	$121,442,223
Shares of Beneficial Interest Outstanding (no par value)	10,380,003
Net Asset Value (Net Assets/Shares Outstanding)	$11.70

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2021

Investment Income:
Interest Income	$3,612,881
Total Investment Income	3,612,881

Expenses:
Investment Advisory Fees	773,763
Interest Expense	286,355
Security Servicing Fees	235,871
Insurance Expense	117,386
Legal Fees	96,495
Audit Fees	81,657
Administration Fees	71,769
Trustees’ Fees	70,327
Transfer Agent Fees	40,705
Printing Expense	31,666
Chief Compliance Officer Fees	28,080
Custody Fees	26,802
Fund Accounting Fees	25,524
Security Pricing Expense	17,758
Miscellaneous Expenses	16,166
Total Expenses	1,920,324
Less: Expenses Waived by Adviser	(86,631)
Net Expenses	1,833,693
Net Investment Income	1,779,188

Net Realized and Unrealized Gain/Loss on Investments:
Net Realized Gain from:
Investments	2,317,603
Net Change in Unrealized Depreciation on:
Investments	(1,102,068)
Net Realized and Unrealized Gain on Investments	1,215,535

Net Increase in Net Assets Resulting From Operations	$2,994,723

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months	For the Year
	Ended	Ended
	March 31, 2021	September 30, 2020
	(Unaudited)
Operations:
Net Investment Income	$1,779,188	$3,761,422
Net Realized Gain from Investments	2,317,603	2,487,468
Net Change in Unrealized Depreciation on Investments	(1,102,068)	(7,717,790)
Net Increase/Decrease in Net Assets Resulting From Operations	2,994,723	(1,468,900)

Distributions to Shareholders From:
Total Distributions Paid	(6,586,813)	(5,441,643)
Total Distributions to Shareholders	(6,586,813)	(5,441,643)

Beneficial Interest Transactions:
Proceeds from Shares Issued:	—	—
Distributions Reinvested:	—	—
Cost of Shares Redeemed:	—	—
Net Decrease in Net Assets from Beneficial Interest Transactions	—	—

Total Decrease in Net Assets	(3,592,090)	(6,910,543)

Net Assets:
Beginning of Period/Year	125,034,313	131,944,856
End of Period/Year	$121,442,223	$125,034,313

Share Activity
Shares Sold	—	—
Shares Reinvested	—	—
Shares Redeemed	—	—
Net Decrease in Shares of Beneficial Interest Outstanding	—	—

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended March 31, 2021

Increase in Cash
Cash Flows Provided by (Used for) Operating Activities:
Net Decrease in Net Assets Resulting from Operations	$2,994,723

Adjustments to Reconcile Net Increase (Decrease) in Net Assets Resulting from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of Long-Term Portfolio Investments	(14,408,611)
Proceeds from Sale of Long-Term Portfolio Investments and Principal Paydowns	19,322,055
Decrease in Interest Receivable	40,654
Increase in Receivable for Investment Securities Sold and Principal Paydowns	(1,494,651)
Increase in Prepaid Expenses and Other Assets	(264,564)
Decrease in Payable for Securities Purchased	(676,555)
Decrease in Accrued Advisory Fees	(28,159)
Decrease in Related Party Payable	(1,469)
Decrease in Accrued Expenses and Other Liabilities	(97,848)
Net Amortization on Investments	(160,752)
Net Realized Gain on Investments	(2,317,603)
Change in Unrealized Depreciation on Investments	1,102,068

Net Cash Provided by Operating Activities	4,009,288

Cash Flows Provided by (Used for) Financing Activities:
Dividends Paid to Shareholders	(6,586,813)
Payments on Line of Credit	(5,000,000)
Proceeds from Line of Credit	7,750,000
Net Cash Used for Financing Activities	(3,836,813)

Net Increase in Cash	172,475
Cash at Beginning of Period	2,765,345
Cash at End of Period	$2,937,820

Cash Paid for Interest of $282,995

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
Financial Highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period/year presented.

	Six Months		Year	Year		Year		Year		Year
	Ended		Ended	Ended		Ended		Ended		Ended
	March 31, 2021		September 30, 2020	September 30, 2019		September 30, 2018		September 30, 2017		September 30, 2016
	(Unaudited)
Net Asset Value, Beginning of Period/Year	$12.05		$12.71	$12.23		$12.34		$12.49		$11.53
From Operations:
Net investment income (a)	0.17		0.36	0.30		0.43		0.39		0.36
Net gain (loss) from investments (both realized and unrealized)	0.11		(0.50)	0.72		0.06		(0.04	) (b)	1.33
Total from operations	0.28		(0.14)	1.02		0.49		0.35		1.69
Distributions to shareholders from:
Net investment income	(0.41)		(0.33)	(0.34)		(0.39)		(0.40)		(0.38)
Net realized gains	(0.22)		(0.19)	(0.20)		(0.21)		(0.10)		(0.35)
Total distributions	(0.63)		(0.52)	(0.54)		(0.60)		(0.50)		(0.73)
Net Asset Value, End of Period/Year	$11.70		$12.05	$12.71		$12.23		$12.34		$12.49
Market Price, End of Period/Year	$10.30		$9.93	$10.68		N/A		N/A		N/A
Total Return-NAV (c)	2.35	% (j,k)	(1.09)%	8.62%		4.03%		2.81%		15.10%
Total Return-Market Price (c)	9.44	% (j)	(2.99)%	(8.73)%		NA		NA		NA
Ratios/Supplemental Data
Net assets, end of Period/Year (in 000’s)	$121,442		$125,034	$131,945		$137,659		$160,630		$182,008
Ratio of gross expenses to average net assets (d)	3.10	% (i)	3.06%	3.87	% (f)	3.03	% (e)	2.74	% (e)	2.95	% (e)
Ratio of net expenses to average net assets (d)	2.96	% (i)	2.73%	3.34	% (f)	2.09	% (e)	2.04	% (e)	2.26	% (e)
Ratio of net investment income to average net assets (d)	2.87	% (i)	2.95%	2.43	% (f)	3.52	% (e)	3.24	% (e)	2.98	% (e)
Portfolio turnover rate	11.02	% (j)	20.13%	7.12%		5.11%		17.69%		13.72%
Loan Outstanding, End of Period/Year (000s)	$15,750		$13,000	$2,355		$6,664		$—		$—
Asset Coverage Ratio for Loan Outstanding (g)	871%		1062%	5702%		2167%		0%		0%
Asset Coverage, per $1,000 Principal Amount of Loan Outstanding (g)	$8,711		$10,618	$53,778		$20,680		$—		$—
Weighted Average Loans Outstanding (000s) (h)	$14,893		$9,796	$7,500		$4,500		$14,368		$12,330
Weighted Average Interest Rate on Loans Outstanding	3.75%		3.79%	5.14%		4.69%		3.88%		3.41%

(a)	Per share amounts are calculated using the annual average shares method, which more appropriately presents the per share data for the period.

(b)	The amount of net gain (loss) on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to timing of purchases and redemptions of Fund shares.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions,if any,and excludes the effect of sales charges. Had the Adviser not waived expenses,total returns would have been lower.

(d)	Ratio includes 0.46%, 0.48%, 0.46%, 0.24%, 0.14% and 0.20% for the six months ended March 31, 2021 and years ended September 30, 2020, 2019, 2018, 2017, and 2016, respectively, that attributed to interest expenses and fees.

(e)	Ratio includes 0.01%, 0.05% and 0.21% for the years ended September 30, 2018, 2017 and the year ended 2016, respectively, that attributed to advisory transition expenses.

(f)	Ratio includes 0.77% for the year ended September 30, 2019 that attributed to reorganization (NYSE listing) expenses and contested proxy expenses.

(g)	Represents value of net assets plus the loan outstanding at the end of the period divided by the loan outstanding at the end of the period.

(h)	Based on monthly weighted average.

(i)	Annualized.

(j)	Not annualized.

(k)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited)
March 31, 2021

1.	ORGANIZATION

Vertical Capital Income Fund (the “Fund”), was organized as a Delaware statutory trust on April 8, 2011 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The investment objective of the Fund is to seek income. The Fund currently has one class of shares which commenced operations on December 30, 2011. Prior to March 29, 2019, the Fund offered shares at net asset value plus a maximum sales charge of 5.75%. Oakline Advisors, LLC (the “Advisor”), serves as the Fund’s investment adviser.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update 2013-08. The following is a summary of significant accounting policies and reporting policies used in preparing the financial statements. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund amortizes premiums and discounts using the effective interest rate method. Offering expenses are amortized over 12 months following the time they are incurred.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Investment Security Valuation

Mortgage Notes – The Fund uses an independent third-party pricing service, approved by the Fund’s Board of Trustees (the “Board”), to value its Mortgage Notes on an as needed basis. The third-party pricing servicer uses a cash flow forecast and valuation model that focuses on forecasting the frequency, timing and severity of mortgage loss behavior. The model incorporates numerous observable loan-level factors such as unpaid principal balance, remaining term of the loan and coupon rate as well as macroeconomic data including yield curves, spreads to the Treasury curves and home price indexes. The model also includes a number of unobservable factors and assumptions (such as voluntary and involuntary prepayment speeds, delinquency rates, foreclosure timing, and others) to determine a fair value. While the model requires a minimum set of data to develop a reasonable fair value, the model is capable of accepting additional data elements. The model makes certain assumptions unless a specific data element is included, in which case it uses the additional data. Not all assumptions have equal weighting in the model. Using assumptions in this manner is a part of the Fund’s valuation policy and procedures and provides consistency in the application of valuation assumptions. The third-party pricing servicer also benchmarks its pricing model against observable pricing levels being quoted by a range of market participants active in the purchase and sale of residential mortgage loans. The combination of loan level criteria and market adjustments produces a monthly price for each Mortgage Note relative to current public market conditions.

Prior to purchase, each Mortgage Note goes through a due diligence process that includes considerations such as underwriting borrower credit, employment history, property valuation, and delinquency history with an overall emphasis on repayment of the Mortgage Notes. The purchase price of the Mortgage Notes reflects the overall risk relative to the findings of this due diligence process.

The Fund invests primarily in Mortgage Notes secured by residential real estate. The market or liquidation value of each type of residential real estate collateral may be adversely affected by numerous factors, including rising interest rates; changes in the national, state and local economic climate and real estate conditions; perceptions of prospective buyers of the safety, convenience and attractiveness of the properties; maintenance and insurance

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Notes to Financial Statements (Unaudited) (Continued)
March 31, 2021

costs; changes in real estate taxes and other expenses; adverse changes in governmental rules and fiscal policies; adverse changes in zoning laws; natural disasters and other factors beyond the control of the borrowers.

The Fund’s investments in Mortgage Notes are subject to liquidity risk because there is a limited secondary market for Mortgage Notes. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Securities for which current market quotations are not readily available, such as the Mortgage Notes the Fund invests in, or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Fund’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The valuation inputs and subsequent outputs are reviewed and maintained on a monthly basis. Any calibrations or adjustments to the model that may be necessary are done on an as-needed basis to facilitate fair pricing. Financial markets are monitored relative to the interest rate environment. If other available market data indicates that the pricing data from the third-party service is materially inaccurate, or pricing data is unavailable, the Fund undertakes a review of other available prices and takes additional steps to determine fair value. In all cases, the Fund validates its understanding of methodology and assumptions underlying the fair value used.

The Fund follows guidance in ASC 820, Fair Value Measurement, where fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the market participants at the measurement date. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Notwithstanding, the actual sale price of a Mortgage Note will likely be different than its fair value determined under ASC 820. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. ASC 820 classifies the inputs used to measure these fair values into the following hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical and/or similar assets and liabilities that the Fund has the ability to access at the measurement date.

Level 2 – Other significant observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for similar investments or identical investments in an active market, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of March 31, 2021, management estimated that the carrying value of cash and cash equivalents, accounts receivable, prepaid expenses and other assets, line of credit payable, payables for securities purchased, accrued

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2021

advisory fees, related party payables, and accrued and other liabilities were at amounts that reasonably approximated their fair value based on their highly-liquid nature and short-term maturities. This is considered a Level 1 valuation technique.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following tables summarize the inputs used as of March 31, 2021 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mortgage Notes	$—	$—	$127,282,767	$127,282,767
Other Investments	—	—	29,492	29,492
Total	$—	$—	$127,312,259	$127,312,259

There were no transfers between levels during the current period presented. It is the Fund’s policy to record transfers into or out of levels at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Mortgage Notes	Other Investments	Total
Beginning Balance	$130,311,594	$537,822	$130,849,416
Net realized gain (loss)	2,294,876	22,727	2,317,603
Change in unrealized appreciation	(963,873)	(138,195)	(1,102,068)
Cost of purchases	14,408,611	—	14,408,611
Proceeds from sales and principal paydowns	(18,899,701)	(422,354)	(19,322,055)
Purchase discount amortization	160,752	—	160,752
Net Transfers within level 3	(29,492)	29,492	—
Ending balance	$127,282,767	$29,492	$127,312,259

The total change in unrealized depreciation included in the Statement of Operations attributable to Level 3 investments still held at March 31, 2021 is $171,926.

The following table provides quantitative information about the Fund’s Level 3 values, as well as its inputs, as of March 31, 2021. The table is not all-inclusive, but provides information on the significant Level 3 inputs:

	Value	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs
Mortgage Notes	$127,282,767	Comprehensive pricing model with emphasis on discounted cash flows	Constant prepayment rate	0 - 100.0%	15.5%
			Deliquency	0 - 942 days	28 days
			Loan-to-Value	1.0 - 492.6%	78.1%
			Discount Rate	2.6 - 25.2%	5.3%
Other Investments	29,492	Market comparable	Sales prices	$4 - $11 sq/ft	$9.6 sq/ft
Closing Balance	$127,312,259

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2021

A change to the unobservable input may result in a significant change to the value of the investment as follows:

Security Transactions and
Investment Income -	Impact to Value if	Impact to Value if
Investment Security	Input Increases	Input Decreases
Constant Prepayment Rate	Increase	Decrease
Delinquency	Decrease	Increase
Loan to Value	Decrease	Increase
Discount rate	Decrease	Increase

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with maturities of three months or less. The Fund maintains deposits with a high quality financial institution in an amount that is in excess of federally insured limits.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method.

Interest Income on Non-Accrual Loans – The Fund discontinues the accrual of interest on loans when, in the opinion of management, there is an assessment that the borrower will likely be unable to meet all contractual payments as they become due.

Credit Facility – On July 20, 2018, the Fund entered into a revolving line of credit agreement with NexBank SSB for investment purposes and to help maintain the Fund’s liquidity, subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement was the lesser of $35 million or 75% of the eligible portion of the Fund’s loans. Borrowings under the Nexbank agreement bear interest at a rate equal to the 30-day LIBOR plus applicable margin of 2.75%, per annum, on the outstanding principal balance. The Nexbank agreement matures on July 16, 2021. The Nexbank agreement is secured by assets of the Fund.

The average amount of borrowing outstanding for the period was $14,892,857 and the total interest expense was $286,355. The outstanding balance under the NexBank line of credit was $15,750,000 at March 31, 2021.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken by the Fund in its 2018 - 2020 tax returns, which remain open for examination, or expected to be taken in the Fund’s 2021 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund accounts for interest and penalties for any uncertain tax positions as a component of income tax expense. No interest or penalty expense was recorded during the six months ended March 31, 2021.

Distributions to Shareholders – Distributions from investment income and capital gains, if any, are declared and paid monthly and are recorded on the ex-dividend date. The Board’s decision to declare distributions will be influenced

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2021

by its obligation to ensure that the Fund maintains its federal tax status as a Registered Investment Company (“RIC”). In order to qualify as a RIC, the Fund must derive a minimum of 90% of its income from capital gains, interest or dividends earned on investments and must distribute a minimum of 90% of its net investment income in the form of interest, dividends or capital gains to its shareholders. Otherwise, the Fund may be subject to an excise tax from the IRS.

The character of income and gains to be distributed is determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, management of the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT IN RESTRICTED SECURITIES

The Fund may invest in Restricted Securities (those which cannot be offered for public sale without first being registered under the Securities Act of 1933) that are consistent with the Fund’s investment objectives and investment strategies. Investments in Restricted Securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. The Fund would typically have no rights to compel the obligor or issuer of a Restricted Security to register such a Restricted Security under the 1933 Act. No such securities were owned by the Fund at March 31, 2021.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund.

Advisory Fees – Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs certain of the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the average daily net assets of the Fund. For the six months ended March 31, 2021 the Advisor earned advisory fees of $773,763.

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (exclusive of any taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, expenses of investing in underlying funds, or extraordinary expenses such as litigation and advisor transition expenses) so that the total annual operating expenses of the Fund do not exceed 2.25% of the average daily net assets through March 31, 2021. This agreement has been extended through September 30, 2021 at 2.50%. Waivers and expense reimbursements may be recouped by the Advisor from the Fund within three years of when the amounts were waived only if the Fund expenses are lower than both the lesser of the current expense cap and the expense cap in place at the time of waiver. For the six months ended March 31, 2021, the Advisor waived advisory fees of $86,631. Expenses subject to recapture by the Advisor amounted to

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2021

$1,409,845 that will expire on September 30, 2021, and $692,741 that will expire on September 30, 2022, and $428,908 that will expire on September 30, 2023.

Effective January 8, 2021, Katherine Hawkins, the Advisor’s Senior Vice President assumed the role of Portfolio Manager. Ms. Hawkins has been with the Advisor for approximately six years and with Behringer, the Advisor’s parent company, for eight years. Ms. Hawkins succeeded Robert J. Chapman in the role of Portfolio Manager. Mr. Chapman retired as Trustee, Chairman of the Board of Trustees, Treasurer, and Portfolio Manager, effective January 8, 2021.

In addition, certain affiliates provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS provides administration and fund accounting services to the Fund. Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities. For the six months ended March 31, 2021 GFS earned $97,293.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund. For the six months ended March 31, 2021 NLCS earned $28,080.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund. For the six months ended March 31, 2021 Blu Giant earned $8,255.

Trustees – The Fund pays each Trustee who is not affiliated with the Fund or Adviser a quarterly fee of $5,000 and the lead unaffiliated Trustee a quarterly fee of $10,000. Additionally, each unaffiliated Trustee receives $2,500 per meeting as well as reimbursement for any reasonable expenses incurred attending meetings. The “interested persons” who serve as Trustees of the Fund receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Fund.

5.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales and paydowns of investment securities, other than U.S. Government securities and short-term investments, for the six months ended March 31, 2021 amounted to $14,408,611 and $19,322,055 respectively.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $114,986,552 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$14,777,969
Unrealized depreciation	(2,452,262)
Net unrealized appreciation	$12,325,707

Vertical Capital Income Fund
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2021

The tax character of distributions paid during the fiscal years ended September 30, 2020 and September 30, 2019 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2020	September 30, 2019
Ordinary Income	$3,432,074	$3,688,381
Long-Term Capital Gain	2,009,569	2,062,005
	$5,441,643	$5,750,386

As of September 30, 2020, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other		Total
Ordinary	Long-Term	and	Carry	Book/Tax	Unrealized	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	Appreciation/	Earnings
$770,983	$2,166,610	$—	$—	$—	$13,427,775	$16,365,368

9.	MARKET RISK AND CORONAVIRUS

Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of the U.S., many other nations and the entire global economy, as well as individual mortgage note borrowers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in the U.S., certain other countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

10.	SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through March 31, 2021, which is the date of these financial statements, and determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Supplemental Information (Unaudited)

CURRENT INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT POLICIES AND PRINCIPAL RISKS OF THE FUND

Investment Objective and Policies

The Fund’s investment objective is to seek income. The Fund pursues its investment objective by investing primarily in individual interest income-producing debt securities secured by residential real estate (i.e., mortgage loans made to individual borrowers that are represented by a note (the “security”) and a security agreement in the form of a mortgage or deed of trust). These notes are typically sold individually or in groups or packages, all of which are difficult to value. The Fund acquires loans with varying terms and structures, levels of borrower equity and credit profiles. The Fund does not limit the allocation of Fund assets in performing loans along the dimensions of terms and structures, borrower equity, and credit profiles. Up to 10% of the loans the Fund acquires may be delinquent or in default at the time of acquisition. The Fund will not purchase loans that currently are in foreclosure; however, loans acquired by the Fund may go into foreclosure subsequent to acquisition by the Fund. In addition, the Fund may invest up to approximately 10% of its assets in loans that are classified as “sub-prime” at the time of purchase by the Fund. The Fund does not invest in foreign securities.

The Fund defines the individual borrowers issuing these types of mortgage-related notes as a type of industry. Therefore, the Fund concentrates investments in the mortgage-related industry because, under normal circumstances, it invests over 25% of its assets in mortgage-related securities. This policy is fundamental and may not be changed without shareholder approval.

Principal Risk Factors

Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment.

Borrower Risk. A specific security can perform differently from the market as a whole for reasons related to the borrower, such as an individual’s economic situation. Compared to investment companies that focus only on securities issued by large capitalization companies, the Fund’s net asset value may be more volatile because it invests in notes of individuals. Individuals issuing notes secured by residential real estate are more likely to suffer sudden financial reversals such as (i) job loss, (ii) depletion of savings or (iii) loss of access to refinancing opportunities. Further, compared to securities issued by large companies, notes issued by individuals are more likely to experience more significant changes in market values, be harder to sell at times and at prices that the Adviser believes appropriate, and offer greater potential for losses.

Concentration Risk. Because the Fund will invest more than 25% of its assets in the mortgage-related industry, the Fund will be subject to greater volatility risk than a fund that is not concentrated in a single industry. The Fund’s investments may be concentrated in regions or states, which exposes the Fund to region- or state-specific economic risks.

Supplemental Information (Unaudited)(Continued)

Credit Risk. Individual borrowers may not make scheduled interest and principal payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if a borrower’s financial condition deteriorates, which tends to increase the risk of default and decreases a note’s value. Weak or declining general economic conditions tend to increase default risk. Lower-quality notes, such as those considered “sub-prime” by the Adviser are more likely to default than those considered “prime” by the Adviser or a rating evaluation agency or service provider. An economic downturn or period of rising interest rates could adversely affect the market for sub-prime notes and reduce the Fund’s ability to sell these securities. The lack of a liquid market for these securities could decrease the Fund’s share price. Additionally, borrowers may seek bankruptcy protection which would delay resolution of security holder claims and may eliminate or materially reduce liquidity.

Defaulted Securities Risk. Defaulted securities lack liquidity and may have no secondary market for extended periods. Defaulted securities may have low recovery values and defaulting borrowers may seek bankruptcy protection which would delay resolution of the Fund’s claims. The Fund anticipates a significant likelihood of default by mortgage-related borrowers.

Fixed Income Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Rising interest rates tend to increase the likelihood of borrower default.

Leverage Risk. The use of leverage by borrowing money to purchase additional securities causes the Fund to incur additional expenses and will magnify losses in the event of underperformance of the securities purchased with borrowed money. In addition, a lender to the Fund may terminate or refuse to renew any credit facility. If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns of the Fund.

Liquidity Risk. The Fund’s investments are subject to liquidity risk because there is a limited secondary market for mortgage notes. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market Risk. An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The Fund’s borrowing costs, if any, will increase when interest rates rise. Additionally, unexpected local, regional or global events, such as war; acts of

Supplemental Information (Unaudited)(Continued)

terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as the global pandemic coronavirus disease 2019 (COVID-19)); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Prepayment Risk. Securities may be subject to prepayment risk because borrowers are typically able to prepay principal. Consequently, a security’s maturity may be longer or shorter than anticipated. When interest rates fall, obligations tend to be paid off more quickly than originally anticipated and the Fund may have to invest the prepaid proceeds in securities with lower yields. When interest rates rise, obligations will tend to be paid off by the obligor more slowly than anticipated, preventing the Fund from reinvesting at higher yields.

Real Estate Risk. The Fund will not invest in real estate directly, but, because the Fund will invest the majority of its assets in securities secured by real estate, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The value of residential real estate collateral is affected by:

(i)	changes in general economic and market conditions including changes in employment;

(ii)	changes in the value of real estate properties generally;

(iii)	local economic conditions, overbuilding and increased competition;

(iv)	increases in property taxes and operating expenses;

(v)	changes in zoning laws;

(vi)	casualty and condemnation losses including environment remediation costs;

(vii)	variations in rental income, neighborhood values or the appeal of property to tenants or potential buyers;

(viii)	the availability of financing;

(ix)	changes in interest rates and available borrowing leverage; and

(x)	natural disasters.

Servicer Risk. Because the Fund engages servicers to collect payments from borrowers, there is a risk that payments to the Fund will be delayed if a servicer fails to perform its functions or fails to perform them in a timely manner. If a servicer becomes insolvent or the Fund otherwise decides to move to a new servicer, the Fund will incur expenses in transferring servicing duties to a new servicer and borrower delinquencies would likely rise during a transition.

Fundamental Policies

The Fund’s stated fundamental policies, which may only be changed by the affirmative vote of a majority of the outstanding voting securities of the Fund (the shares), are listed below. Majority of the outstanding voting securities of the Fund means the vote, at an annual or special meeting of shareholders, duly called, (a) of 67% or more of the shares present at such meeting, if the holders of more than 50% of the outstanding shares

Supplemental Information (Unaudited)(Continued)

are present or represented by proxy; or (b) of more than 50% of the outstanding shares, whichever is less. The Fund may not:

(1) Borrow money, except to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”) (which currently limits borrowing to no more than 33-1/3% of the value of the Fund’s total assets, including the value of the assets purchased with the proceeds of its indebtedness, if any). The Fund may borrow for investment purposes, for temporary liquidity, or to finance repurchases of its shares.

(2) Issue senior securities, except to the extent permitted by Section 18 of the 1940 Act (which currently limits the issuance of a class of senior securities that is indebtedness to no more than 33-1/3% of the value of the Fund’s total assets or, if the class of senior security is stock, to no more than 50% of the value of the Fund’s total assets).

(3) Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended (the “Securities Act”) in connection with the disposition of its portfolio securities. The Fund may invest in restricted securities (those that must be registered under the Securities Act before they may be offered or sold to the public) to the extent permitted by the 1940 Act.

(4) Invest more than 25% of the market value of its assets in the securities of companies, entities or issuers engaged in any one industry, except the mortgage-related industry, as defined in the Fund’s Prospectus. Under normal circumstances, the Fund will invest at least 25% of its net assets in mortgage-related securities. This limitation does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.

(5) Purchase or sell real estate or interests in real estate. This limitation is not applicable to investments in securities that are secured by or represent interests in real estate (e.g. mortgage loans evidenced by notes or other writings defined to be a type of security). Additionally, the preceding limitation on real estate or interests in real estate does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts), nor from disposing of real estate that may be acquired pursuant to a foreclosure (or equivalent procedure) upon a security interest.

(6) Purchase or sell commodities, commodity contracts, including commodity futures contracts, unless acquired as a result of ownership of securities or other investments, except that the Fund may invest in securities or other instruments backed by or linked to commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities, and may invest in commodity pools and other entities that purchase and sell commodities and commodity contracts.

Supplemental Information (Unaudited)(Continued)

(7) Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, including notes secured by real estate, which may be considered loans; (b) to the extent the entry into a repurchase agreement is deemed to be a loan; and (c) by loaning portfolio securities. Additionally, the preceding limitation on loans does not preclude the Fund from modifying note terms.

If a restriction on the Fund’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments, or change in average duration of the Fund’s investment portfolio, resulting from changes in the value of the Fund’s total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

The following information in this semi-annual report is a summary of certain changes since the date of the September 30, 2020 annual report. This information may not reflect all of the changes that have occurred since you purchased this Fund.

The Fund has adopted a managed distribution plan. In December 2020, the Board of Trustees (the “Board”), acting pursuant to a Securities and Exchange Commission exemptive order, approved a Managed Distribution Plan (the “Plan”) for Vertical Capital Income Fund (the “Fund”). Pursuant to the Plan, the Fund pays a minimum monthly distribution to shareholders at a stated annual rate as a percentage of the three-month average net asset value (“NAV”) of the Fund’s shares prior to the month of distribution. The distribution is calculated as 8% of the previous three-month average NAV, divided by 12. Payment of monthly distributions under the Fund’s Plan commenced in January 2021.

Effective January 8, 2021, Robert J. Chapman retired as Trustee, Chairman of the Board of Trustees, Treasurer, and Portfolio Manager. His role as Chairman of the Board of Trustees was assumed by Robert J. Boulware. His Board seat was eliminated. His role as Treasurer was assumed by Destiny Poninski. Katherine Hawkins, the Advisor’s Senior Vice President assumed the role of Portfolio Manager. Ms. Hawkins has been with the Advisor for approximately six years and with Behringer, the Advisor’s parent company, for eight years.

Supplemental Information (Unaudited)(Continued)

Vertical Capital Income Fund

Dividend Reinvestment Plan

Unless the registered owner of shares elects to receive cash by contacting the Plan Agent, all dividends declared for the shares of the Fund will be automatically paid in the form of, or reinvested by American Stock Transfer & Trust Company (“AST”) (the “Plan Agent”), agent for shareholders in administering the Fund’s Dividend Reinvestment Plan (the “Plan”), in additional shares of the Fund. If you are a registered owner of shares and elect not to participate in the Plan, you will receive all dividends or other distributions (together, a “dividend”) in cash paid by check mailed directly to you (or, if the shares are held in street or other nominee name, then to such nominee) by AST, as dividend disbursing agent. You may elect not to participate in the Plan and to receive all dividends in cash by sending written instructions or by contacting AST, as dividend disbursing agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by contacting the Plan Agent before the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend. Some brokers or other financial intermediaries through which shareholders may hold their shares, may automatically elect to receive cash on the shareholders’ behalf and may reinvest that cash in additional shares of the Fund for the respective shareholders.

The Plan Agent will open an account for each shareholder under the Plan in the same name in which such shareholder’s shares are registered. Whenever the Fund declares a dividend payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares. The shares will be acquired by the Plan Agent for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized shares from the Fund (“newly issued shares”) or (ii) by purchase of outstanding shares on the open market (“open-market purchases”) on the New York Stock Exchange or elsewhere.

Whenever the Fund declares a dividend, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in shares. The shares will be acquired by the Plan Agent for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized shares from the Fund (newly issued shares) or (ii) by purchase of outstanding shares on the open market (open-market purchases”) on the NYSE or elsewhere. If, on the payment date for any dividend, the closing market price plus estimated brokerage commissions per share is equal to or greater than the NAV per share, the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the Fund’s NAV per share on the payment date. If, on the payment date for any dividend, the NAV per share is greater than the closing market value plus estimated brokerage commissions (i.e., the Fund’s shares are trading at a discount),

Supplemental Information (Unaudited)(Continued)

the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

In the event of a market discount on the payment date for any dividend, the Plan Agent will have until the last business day before the next date on which the shares trade on an “ex-dividend” basis or 30 days after the payment date for such dividend, whichever is sooner (the “last purchase date”), to invest the dividend amount in shares acquired in open-market purchases. It is contemplated that the Fund will pay monthly income dividends. If, before the Plan Agent has completed its open-market purchases, the market price per share exceeds the NAV per share, the average per share purchase price paid by the Plan Agent may exceed the NAV of the shares, resulting in the acquisition of fewer shares than if the dividend had been paid in newly issued shares on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent may cease making open-market purchases and may invest the uninvested portion of the dividend amount in newly issued shares at the NAV per share.

The Plan Agent maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with open-market purchases. The automatic reinvestment of dividends will not relieve participants of any tax that may be payable (or required to be withheld) on such dividends. Accordingly, any taxable dividend received by a participant that is reinvested in additional shares will be subject to U.S. federal (and possibly state and local) income tax even though such participant will not receive a corresponding amount of cash with which to pay such taxes. Participants who request a sale of shares through the Plan Agent are subject to a $15.00 sales fee and pay a brokerage commission of $0.12 per share sold.

Supplemental Information (Unaudited)(Continued)

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence concerning the Plan should be directed to the Plan Agent at American Stock Transfer & Trust Company, 6201 15th Avenue, Brooklyn, New York 11219; telephone 1-866-277-8243.

PRIVACY NOTICE

Rev. May 2012

FACTS	WHAT DOES VERTICAL CAPITAL INCOME FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Vertical Capital Income Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Vertical Capital Income Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-277-VCIF

Rev. May 2012

Who we are
Who is providing this notice?	Vertical Capital Income Fund
What we do
How does Vertical Capital Income Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Vertical Capital Income Fund collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■      Affiliates from using your information to market to you

■      Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Vertical Capital Income Fund does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Vertical Capital Income Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Vertical Capital Income Fund doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the most-recent 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-277-VCIF by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC on a monthly basis on Form N-PORT for the first and third quarters of each fiscal year. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-277-VCIF.

Investment Adviser
Oakline Advisors, LLC
5301 Alpha Rd, Suite 80 - 222
Dallas, Texas 75240

Administrator
Gemini Fund Services, LLC
4221 North 203rd St., Suite 100
Elkhorn, NE 68022

VERTICAL-SA21

Item 2. Code of Ethics.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holder. None.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report (in the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. None

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

To Shareholders of the Vertical Capital Income Fund:

Notification of Sources of Distribution.

Notice to broker-dealers, financial intermediaries and other holders of record: This notice should be provided to the underlying shareholders.

Distribution Policy. The Fund’s distribution policy is to make monthly distributions to shareholders.

Declaration Date – January 8, 2021

Ex Date – January 15, 2021

Record Date – January 19, 2021

Pay Date – January 29, 2021

Fiscal Year – September 30

CUSIP – 92535C104

Source	Current	Breakdown of	Fiscal YTD	Breakdown of
	Distribution	Current	Cumulative	Fiscal YTD
	Per Share	Distribution	Distributions	Cumulative
		Per	Per Share	Distributions Per
		Share (%)		Share (%)
Net Investment Income	$0.029	36.25%	$0.204	42.95%
Net Realized Short-Term Capital Gains	$0.006	7.50%	$0.006	1.26%
Net Realized Long-Term Capital Gains	$0.045	56.25%	$0.265	55.79%
Return of Capital or Other Capital Source(s)	$0.000	0.00%	$0.000	0.00%
Total Distributions	$0.080	100%	$0.475	100%

(1)	You should not draw any conclusions about the Fund’s investment performance from the amount of this distribution or from the terms of the Fund’s Distribution Policy. (if applicable include (2))

(2)	The Fund estimates that it has distributed more than its income and net realized capital gains; therefore, a portion of your distribution may be a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the

1

Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

(3)	The amounts and sources of distributions reported in this 19(a) Notice are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

Average annual total return at NAV for the 5-year period ended on December 31, 2020[1]	5.74%
Annualized current distribution rate expressed as a percentage of NAV as of December 31, 2020[2]	7.99%
Cumulative total return at NAV for the fiscal year through December 31, 2020[3]	3.05%
Cumulative fiscal year to date distribution rate as a percentage of NAV as of December 31, 2020[4]	3.29%

[1]	Average annual total return at NAV represents the change in NAV of the Fund, with all distributions reinvested, for the 5-year period ended on December 31, 2020.

[2]	The annualized current distribution rate is the cumulative distribution rate annualized as a percentage of the Fund’s NAV as of December 31, 2020.

[3]	Cumulative total return at NAV is the percentage change in the Fund’s NAV for the period from the beginning of its fiscal year to December 31, 2020 including distributions paid and assuming reinvestment of those distributions.

[4]	Cumulative fiscal year distribution rate for the period from the beginning of its fiscal year to December 31, 2020 measured on the dollar value of distributions in the year-to-date period as a percentage of the Fund’s NAV as of December 31, 2020.

2

To Shareholders of the Vertical Capital Income Fund:

Notification of Sources of Distribution.

Notice to broker-dealers, financial intermediaries and other holders of record: This notice should be provided to the underlying shareholders.

Distribution Policy. The Fund’s distribution policy is to make monthly distributions to shareholders pursuant to the Fund’s managed distribution plan (the “Plan”). Pursuant to the Plan, the Fund pays a minimum monthly distribution to shareholders at a stated annual rate as a percentage of the 3-month average net asset value (“NAV”) of the Fund’s shares prior to the month of distribution. The distribution is calculated as 8% of the previous three-month average NAV, divided by 12. The primary purpose of the Plan is to provide investors with consistent, but not guaranteed, periodic distributions from the Fund, regardless of when or whether income is earned or capital gains are realized. The Plan will be subject to periodic review by the Fund’s Board of Trustees, and the Board of Trustees may amend the terms of the Plan including amending the annual rate of payment or may terminate the Plan at any time without prior notice to the Fund’s shareholders..

Declaration Date – February 5, 2021

Ex Date – February 12, 2021

Record Date – February 16, 2021

Pay Date – February 26, 2021

Fiscal Year – September 30

CUSIP – 92535C104

Source	Current	Breakdown of	Fiscal YTD	Breakdown of
	Distribution	Current	Cumulative	Fiscal YTD
	Per Share	Distribution	Distributions	Cumulative
		Per	Per Share	Distributions Per
		Share (%)		Share (%)
Net Investment Income	$0.0300	37.50%	$0.2340	42.16%
Net Realized Short-Term Capital Gains	$0.0100	12.50%	$0.0160	2.88%
Net Realized Long-Term Capital Gains	$0.0400	50.00%	$0.3050	54.96%
Return of Capital or Other Capital Source(s)	$0.0000	0.00%	$0.0000	0.00%
Total Distributions	$0.0800	100%	$0.5550	100%

1

(1)	You should not draw any conclusions about the Fund’s investment performance from the amount of this distribution or from the terms of the Fund’s Distribution Policy.

(2)	The amounts and sources of distributions reported in this 19(a) Notice are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

Average annual total return at NAV for the 5-year period ended on January 31, 2021[1]	5.17%
Annualized current distribution rate expressed as a percentage of NAV as of January 31, 2021[2]	8.07%
Cumulative total return at NAV for the fiscal year through January 31, 2021[3]	3.14%
Cumulative fiscal year to date distribution rate as a percentage of NAV as of January 31, 2021[4]	4.65%

[1]	Average annual total return at NAV represents the change in NAV of the Fund, with all distributions reinvested, for the 5-year period ended on January 31, 2021.

[2]	The annualized current distribution rate is the cumulative distribution rate annualized as a percentage of the Fund’s NAV as of January 31, 2021.

[3]	Cumulative total return at NAV is the percentage change in the Fund’s NAV for the period from the beginning of its fiscal year to January 31, 2021 including distributions paid and assuming reinvestment of those distributions.

[4]	Cumulative fiscal year distribution rate for the period from the beginning of its fiscal year to January 31, 2021 measured on the dollar value of distributions in the year-to-date period as a percentage of the Fund’s NAV as of January 31, 2021.

2

To Shareholders of the Vertical Capital Income Fund:

Notification of Sources of Distribution.

Notice to broker-dealers, financial intermediaries and other holders of record: This notice should be provided to the underlying shareholders.

Distribution Policy. The Fund’s distribution policy is to make monthly distributions to shareholders pursuant to the Fund’s managed distribution plan (the “Plan”). Pursuant to the Plan, the Fund pays a minimum monthly distribution to shareholders at a stated annual rate as a percentage of the 3-month average net asset value (“NAV”) of the Fund’s shares prior to the month of distribution. The distribution is calculated as 8% of the previous three-month average NAV, divided by 12. The primary purpose of the Plan is to provide investors with consistent, but not guaranteed, periodic distributions from the Fund, regardless of when or whether income is earned or capital gains are realized. The Plan will be subject to periodic review by the Fund’s Board of Trustees, and the Board of Trustees may amend the terms of the Plan including amending the annual rate of payment or may terminate the Plan at any time without prior notice to the Fund’s shareholders..

Declaration Date – March 9, 2021

Ex Date – March 18, 2021

Record Date – March 19, 2021

Pay Date – March 31, 2021

Fiscal Year – September 30

CUSIP – 92535C104

Source	Current	Breakdown of	Fiscal YTD	Breakdown of
	Distribution	Current	Cumulative	Fiscal YTD
	Per Share	Distribution	Distributions	Cumulative
		Per	Per Share	Distributions Per
		Share (%)		Share (%)
Net Investment Income	$0.0273	34.34%	$0.2613	41.18%
Net Realized Short-Term Capital Gains	$0.0000	0.00%	$0.0160	2.52%
Net Realized Long-Term Capital Gains	$0.0460	57.86%	$0.3510	55.32%
Return of Capital or Other Capital Source(s)	$0.0062	7.80%	$0.0062	0.98%
Total Distributions	$0.0795	100%	$0.6345	100%

1

(1)	You should not draw any conclusions about the Fund’s investment performance from the amount of this distribution or from the terms of the Fund’s Distribution Policy.

(2)	The amounts and sources of distributions reported in this 19(a) Notice are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

(3)	The Fund estimates that it has distributed more than its income and net realized capital gains; therefore, a portion of your distribution may be a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does nor necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

Average annual total return at NAV for the 5-year period ended on February 28, 2021[1]	4.82%
Annualized current distribution rate expressed as a percentage of NAV as of February 28, 2021[2]	8.06%
Cumulative total return at NAV for the fiscal year through February 28, 2021[3]	2.18%
Cumulative fiscal year to date distribution rate as a percentage of NAV as of February 28, 2021[4]	5.36%

[1]	Average annual total return at NAV represents the change in NAV of the Fund, with all distributions reinvested, for the 5-year period ended on February 28, 2021.

[2]	The annualized current distribution rate is the cumulative distribution rate annualized as a percentage of the Fund’s NAV as of February 28, 2021.

[3]	Cumulative total return at NAV is the percentage change in the Fund’s NAV for the period from the beginning of its fiscal year to February 28, 2021 including distributions paid and assuming reinvestment of those distributions.

[4]	Cumulative fiscal year distribution rate for the period from the beginning of its fiscal year to February 28, 2021 measured on the dollar value of distributions in the year-to-date period as a percentage of the Fund’s NAV as of February 28, 2021.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Vertical Capital Income Fund

By (Signature and Title)

* /s/ Michael D. Cohen

Michael D. Cohen, Principal Executive Officer/President

Date 5/28/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

* /s/ Michael D. Cohen

Michael D. Cohen, Principal Executive Officer/President

Date 5/28/21

By (Signature and Title)

* /s/ Destiny Poninski

Destiny Poninski, Principal Financial Officer/Treasurer

Date 5/28/21

* Print the name and title of each signing officer under his or her signature.